UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Balanced Fund

November 30, 2007

1.809104.103

BAL-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 0.1%
Gentex Corp.	461,700	$ 9,151
The Goodyear Tire & Rubber Co. (a)	342,500	9,847
TRW Automotive Holdings Corp. (a)	226,600	5,087
		24,085
Automobiles - 0.3%
Bajaj Auto Ltd.	157,071	10,750
Coachmen Industries, Inc.	54,520	287
DaimlerChrysler AG	166,500	16,928
Fiat SpA	64,600	1,772
General Motors Corp. (e)	902,582	26,924
Renault SA	64,700	9,413
Winnebago Industries, Inc.	322,142	6,932
		73,006
Diversified Consumer Services - 0.3%
Carriage Services, Inc. Class A (a)	685,450	7,314
Corinthian Colleges, Inc. (a)	245,500	4,286
Regis Corp.	217,200	6,384
Service Corp. International	1,993,900	26,479
Stewart Enterprises, Inc. Class A	3,180,356	26,079
		70,542
Hotels, Restaurants & Leisure - 0.6%
Greek Organization of Football Prognostics SA	280,400	10,895
IHOP Corp.	171,047	8,679
International Game Technology	13,400	585
McCormick & Schmick's Seafood Restaurants (a)	236,600	3,469
McDonald's Corp.	1,854,450	108,430
MTR Gaming Group, Inc. (a)	254,275	1,760
Royal Caribbean Cruises Ltd.	347,900	14,111
WMS Industries, Inc. (a)	821,550	27,440
		175,369
Household Durables - 0.4%
Beazer Homes USA, Inc. (e)	1,063,800	9,032
Black & Decker Corp.	249,800	20,646
Furniture Brands International, Inc.	714,500	7,238
La-Z-Boy, Inc.	1,082,300	5,909
Snap-On, Inc.	378,400	18,496
Standard Pacific Corp. (e)	1,157,000	4,003
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	210,500	$ 10,978
Whirlpool Corp.	417,700	33,817
		110,119
Leisure Equipment & Products - 0.3%
Brunswick Corp.	698,200	14,236
Callaway Golf Co.	944,974	16,121
Eastman Kodak Co. (e)	878,900	20,637
MarineMax, Inc. (a)(e)	637,746	10,427
Mattel, Inc.	970,200	19,385
		80,806
Media - 1.2%
Belo Corp. Series A	624,000	10,333
Cinemark Holdings, Inc.	531,500	8,871
Comcast Corp. Class A (a)	1,020,800	20,967
E.W. Scripps Co. Class A	975,924	42,404
GateHouse Media, Inc. (e)	278,000	2,280
Grupo Televisa SA de CV (CPO) sponsored ADR	895,900	21,654
Lamar Advertising Co. Class A	201,900	10,501
Liberty Global, Inc. Class A (a)	487,607	19,807
Live Nation, Inc. (a)	3,245,762	43,558
Naspers Ltd. Class N sponsored ADR	671,300	17,722
R.H. Donnelley Corp. (a)	268,300	11,918
Time Warner, Inc.	6,212,000	107,219
Valassis Communications, Inc. (a)	1,398,166	17,239
		334,473
Multiline Retail - 0.3%
Family Dollar Stores, Inc.	1,092,700	25,733
Retail Ventures, Inc. (a)	880,200	6,109
Sears Holdings Corp. (a)(e)	286,900	30,271
Target Corp.	372,500	22,372
Tuesday Morning Corp.	973,346	7,242
		91,727
Specialty Retail - 1.2%
Advance Auto Parts, Inc.	649,300	23,349
American Eagle Outfitters, Inc.	106,300	2,433
AnnTaylor Stores Corp. (a)	558,400	17,003
Asbury Automotive Group, Inc.	500,377	8,376
Build-A-Bear Workshop, Inc. (a)(e)	431,113	6,799
Christopher & Banks Corp.	693,800	11,184
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Citi Trends, Inc. (a)	171,100	$ 2,643
Collective Brands, Inc. (a)	1,747,525	26,790
Foot Locker, Inc.	1,164,100	15,192
Gamestop Corp. Class A (a)	503,900	28,949
Home Depot, Inc.	568,200	16,228
OfficeMax, Inc.	620,400	15,467
Pacific Sunwear of California, Inc. (a)	1,016,425	16,649
PetSmart, Inc.	667,823	19,020
Ross Stores, Inc.	758,021	19,997
Select Comfort Corp. (a)	623,800	6,637
Staples, Inc.	1,635,566	38,763
The Children's Place Retail Stores, Inc. (a)	971,621	27,652
TJX Companies, Inc.	394,600	11,578
Tween Brands, Inc. (a)	747,765	18,829
Williams-Sonoma, Inc.	46,200	1,345
		334,883
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	278,700	18,539
TOTAL CONSUMER DISCRETIONARY		1,313,549
CONSUMER STAPLES - 3.7%
Beverages - 0.2%
Cott Corp. (a)	3,037,100	18,256
Fomento Economico Mexicano SA de CV sponsored ADR	692,600	22,440
Remy Cointreau SA	235,714	17,145
		57,841
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	1,683,046	67,473
Kroger Co.	78,600	2,260
Performance Food Group Co. (a)	268,075	7,423
Rite Aid Corp. (a)	3,699,000	13,760
SUPERVALU, Inc.	956,270	40,039
Sysco Corp.	614,600	19,981
The Pantry, Inc. (a)	439,390	12,650
Winn-Dixie Stores, Inc. (a)(e)	2,590,886	48,994
		212,580
Food Products - 0.7%
BioMar Holding AS	124,850	4,641
Bunge Ltd.	121,800	13,683
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Cermaq ASA	1,074,500	$ 13,559
Chiquita Brands International, Inc. (a)	879,367	16,875
Corn Products International, Inc.	1,025,700	40,341
Global Bio-Chem Technology Group Co. Ltd.	17,456,000	4,865
Groupe Danone	78,500	6,967
Leroy Seafood Group ASA	863,750	15,571
Marine Harvest ASA (a)	35,710,000	22,338
McCormick & Co., Inc. (non-vtg.)	527,000	20,137
Nestle SA (Reg.)	37,155	17,745
Tyson Foods, Inc. Class A	1,474,300	21,982
		198,704
Household Products - 0.9%
Central Garden & Pet Co. (f)	1,757,820	9,439
Central Garden & Pet Co. Class A (non-vtg.) (a)(f)	2,311,755	12,137
Energizer Holdings, Inc. (a)	18,600	2,114
Procter & Gamble Co.	3,029,832	224,208
		247,898
Personal Products - 0.3%
Avon Products, Inc.	1,511,100	62,031
Dabur India Ltd.	277,331	778
Marico Ltd.	624,004	1,035
		63,844
Tobacco - 0.8%
Altria Group, Inc.	2,090,565	162,144
British American Tobacco PLC	578,200	22,738
ITC Ltd.	438,872	2,092
Japan Tobacco, Inc.	3,687	20,935
Swedish Match Co.	424,400	9,798
		217,707
TOTAL CONSUMER STAPLES		998,574
ENERGY - 9.6%
Energy Equipment & Services - 5.7%
Aker Kvaerner ASA	97,300	2,776
Baker Hughes, Inc.	718,400	57,666
Cameron International Corp. (a)	241,750	22,538
Compagnie Generale de Geophysique SA sponsored ADR (a)(e)	193,900	11,644
ENGlobal Corp. (a)	539,124	5,828
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Expro International Group PLC	3,522,810	$ 73,501
Exterran Holdings, Inc. (a)	464,712	37,196
FMC Technologies, Inc. (a)	235,800	13,106
Grant Prideco, Inc. (a)	865,689	41,640
Halliburton Co.	323,200	11,832
Nabors Industries Ltd. (a)	346,200	9,313
NATCO Group, Inc. Class A (a)	196,317	9,333
National Oilwell Varco, Inc. (a)	10,445,004	711,816
Noble Corp.	686,600	35,792
Oceaneering International, Inc. (a)	286,000	18,250
Parker Drilling Co. (a)	1,314,926	9,402
Pride International, Inc. (a)	3,172,443	104,595
Schlumberger Ltd. (NY Shares)	252,600	23,605
Smith International, Inc.	2,113,300	132,546
Superior Energy Services, Inc. (a)	688,600	24,032
Transocean, Inc. (a)	286,714	39,363
Weatherford International Ltd. (a)	2,253,826	141,135
		1,536,909
Oil, Gas & Consumable Fuels - 3.9%
Alpha Natural Resources, Inc. (a)	769,232	21,615
Apache Corp.	102,200	9,892
Aurora Oil & Gas Corp. (a)(f)	6,359,116	8,585
Boardwalk Pipeline Partners, LP	13,900	444
Cabot Oil & Gas Corp.	586,500	20,187
Canadian Natural Resources Ltd.	310,400	20,154
Chesapeake Energy Corp.	1,179,300	44,637
Denbury Resources, Inc. (a)	314,500	16,769
El Paso Corp.	231,000	3,714
El Paso Pipeline Partners LP	369,400	8,607
Ellora Energy, Inc. (a)(g)	1,529,700	18,356
Energy Transfer Equity LP	18,500	638
EOG Resources, Inc.	576,900	47,756
Evergreen Energy, Inc. (a)(e)	3,512,366	12,890
Forest Oil Corp. (a)	419,000	19,727
Foundation Coal Holdings, Inc.	599,600	27,246
Goodrich Petroleum Corp. (a)(e)	319,200	7,798
Helix Energy Solutions Group, Inc. (a)(e)	406,600	16,504
International Coal Group, Inc. (a)(e)	1,940,807	9,723
Kodiak Oil & Gas Corp. (a)	2,899,730	6,901
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mariner Energy, Inc. (a)	784,500	$ 17,008
Massey Energy Co.	161,700	5,490
McMoRan Exploration Co. (a)	184,900	2,174
Newfield Exploration Co. (a)	369,400	18,415
OPTI Canada, Inc. (a)	748,000	13,316
Peabody Energy Corp.	171,600	9,548
Petrohawk Energy Corp. (a)	1,094,800	17,845
Petroleum Development Corp. (a)	183,500	9,298
Plains Exploration & Production Co. (a)	519,200	26,173
Quicksilver Resources, Inc. (a)	741,000	37,495
Range Resources Corp.	1,384,360	56,316
Southwestern Energy Co. (a)	729,163	36,290
Strateco Resources, Inc. (a)	1,297,000	3,995
Suncor Energy, Inc.	254,300	24,317
Targa Resources Partners LP	545,700	15,552
Tesoro Corp.	285,000	14,016
Ultra Petroleum Corp. (a)	874,300	56,742
Uranium One, Inc. (a)	1,720,000	15,964
Valero Energy Corp.	5,022,900	326,840
Williams Companies, Inc.	868,300	30,139
XTO Energy, Inc.	138,800	8,581
		1,067,657
TOTAL ENERGY		2,604,566
FINANCIALS - 13.6%
Capital Markets - 2.9%
Ameriprise Financial, Inc.	389,140	22,839
Ares Capital Corp.	2,314,247	34,853
Bank of New York Mellon Corp.	1,784,658	85,592
Bear Stearns Companies, Inc. (e)	296,800	29,591
Charles Schwab Corp.	666,000	16,190
Credit Suisse Group sponsored ADR (e)	299,200	18,048
EFG International	212,760	8,651
Fortress Investment Group LLC (e)	757,337	13,791
Franklin Resources, Inc.	545,937	67,249
Goldman Sachs Group, Inc.	253,800	57,521
Janus Capital Group, Inc.	601,100	20,179
Julius Baer Holding AG	361,415	30,538
Lazard Ltd. Class A	307,300	14,953
Legg Mason, Inc.	507,900	38,758
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.	2,334,400	$ 146,203
MF Global Ltd.	895,400	25,814
State Street Corp.	929,456	74,254
T. Rowe Price Group, Inc.	898,808	55,259
UBS AG (Reg.)	604,955	30,538
		790,821
Commercial Banks - 1.6%
Bank of Montreal	129,400	8,210
Colonial Bancgroup, Inc.	940,200	14,968
First Community Bancorp, California	351,300	15,805
M&T Bank Corp.	198,500	18,056
National Bank of Canada	342,000	18,464
PNC Financial Services Group, Inc.	1,081,800	79,199
Prosperity Bancshares, Inc.	258,800	8,318
Sterling Financial Corp., Washington	1,015,545	18,209
SunTrust Banks, Inc.	349,100	24,475
UCBH Holdings, Inc. (e)	1,526,878	24,552
Unicredito Italiano SpA	2,127,000	18,116
UnionBanCal Corp.	13,100	707
Wachovia Corp.	1,360,686	58,509
Wells Fargo & Co.	3,372,001	109,354
Wintrust Financial Corp.	386,337	13,645
Zions Bancorp	152,494	8,322
		438,909
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	779,200	7,106
American Express Co.	544,100	32,091
Discover Financial Services	946,600	16,442
		55,639
Diversified Financial Services - 3.5%
Bank of America Corp.	5,568,717	256,885
Bolsa de Mercadorias & Futuros - BM&F SA	781,200	10,633
Bovespa Holding SA	850,000	16,064
Citigroup, Inc.	6,843,324	227,883
Deutsche Boerse AG	133,300	25,004
JPMorgan Chase & Co.	6,020,900	274,673
Kotak Mahindra Bank Ltd. sponsored GDR (g)	149,876	4,667
Maiden Holdings Ltd. (g)	954,900	7,639
MarketAxess Holdings, Inc. (a)	312,814	4,492
Onex Corp. (sub. vtg.)	225,400	8,179
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
PICO Holdings, Inc. (a)(e)	2,541,128	$ 97,809
		933,928
Insurance - 2.7%
ACE Ltd.	1,064,400	63,683
Admiral Group PLC	277,000	5,927
AFLAC, Inc.	295,709	18,523
AMBAC Financial Group, Inc.	221,700	6,037
American International Group, Inc.	3,706,031	215,432
Argo Group International Holdings, Ltd. (a)	138,800	5,484
Aspen Insurance Holdings Ltd.	990,800	28,535
Assurant, Inc.	333,942	21,850
Endurance Specialty Holdings Ltd.	161,100	6,507
Hartford Financial Services Group, Inc.	573,800	54,695
IPC Holdings Ltd.	345,400	10,210
MBIA, Inc.	609,443	22,251
MetLife, Inc.	632,200	41,466
Montpelier Re Holdings Ltd.	791,000	13,700
National Financial Partners Corp.	443,600	20,139
Platinum Underwriters Holdings Ltd.	412,400	14,978
Principal Financial Group, Inc.	675,300	44,225
Prudential Financial, Inc.	722,500	68,016
Sony Financial Holdings, Inc.	5,093	19,249
T&D Holdings, Inc.	359,750	20,879
W.R. Berkley Corp.	277,400	8,483
Willis Group Holdings Ltd.	120,100	4,797
Zenith National Insurance Corp.	175,700	7,385
		722,451
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.	185,800	18,251
American Financial Realty Trust (SBI)	836,600	6,751
Annaly Capital Management, Inc.	2,867,000	49,341
BRE Properties, Inc. (e)	36,700	1,635
British Land Co. PLC	746,600	14,104
CapitalSource, Inc. (e)	578,600	9,697
Chimera Investment Corp.	1,151,144	17,854
Developers Diversified Realty Corp.	765,100	33,978
Duke Realty LP	790,700	20,788
Education Realty Trust, Inc.	195,619	2,345
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Friedman, Billings, Ramsey Group, Inc. Class A (e)	392,500	$ 1,174
General Growth Properties, Inc.	593,400	27,557
HCP, Inc.	822,300	27,506
Healthcare Realty Trust, Inc.	499,200	12,695
Hersha Hospitality Trust	124,694	1,269
Highwoods Properties, Inc. (SBI)	393,000	12,470
Home Properties, Inc.	101,700	4,596
Potlatch Corp.	27,700	1,272
Public Storage	149,900	11,593
Quadra Realty Trust, Inc.	449,600	3,251
Senior Housing Properties Trust (SBI)	361,300	7,981
Simon Property Group, Inc.	32,400	3,190
SL Green Realty Corp.	60,100	6,244
Sovran Self Storage, Inc.	134,100	5,862
Tanger Factory Outlet Centers, Inc.	184,900	7,786
UDR, Inc.	1,358,176	29,921
Unibail-Rodamco	5,600	1,259
Vornado Realty Trust	239,000	21,510
		361,880
Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	15,600	335
CB Richard Ellis Group, Inc. Class A (a)	1,953,428	46,394
Meruelo Maddux Properties, Inc.	553,400	2,324
		49,053
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.	2,109,297	22,823
Fannie Mae	1,802,600	69,256
Freddie Mac	2,112,600	74,089
Hudson City Bancorp, Inc.	3,877,093	59,009
MGIC Investment Corp.	457,267	10,755
New York Community Bancorp, Inc.	1,446,700	26,923
NewAlliance Bancshares, Inc.	731,576	9,437
People's United Financial, Inc.	1,311,020	22,248
Washington Federal, Inc.	990,581	23,249
		317,789
TOTAL FINANCIALS		3,670,470
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 5.2%
Biotechnology - 1.0%
Amgen, Inc. (a)	1,184,700	$ 65,455
Biogen Idec, Inc. (a)	305,800	22,666
Cephalon, Inc. (a)	578,430	43,336
DOV Pharmaceutical, Inc. warrants 6/2/09 (a)	34	0
DUSA Pharmaceuticals, Inc. (a)(f)	1,663,029	3,559
Genentech, Inc. (a)	269,436	20,544
Gilead Sciences, Inc. (a)	619,800	28,845
MannKind Corp. (a)(e)	1,440,319	13,539
Neurocrine Biosciences, Inc. (a)	1,733,300	22,568
PDL BioPharma, Inc. (a)	1,182,900	20,949
Theravance, Inc. (a)	1,008,684	24,299
Vertex Pharmaceuticals, Inc. (a)	466,500	11,844
		277,604
Health Care Equipment & Supplies - 1.3%
Alcon, Inc.	159,200	22,151
American Medical Systems Holdings, Inc. (a)(e)	2,470,700	33,774
ArthroCare Corp. (a)	387,275	20,963
Aspect Medical Systems, Inc. (a)(e)(f)	853,185	12,678
Becton, Dickinson & Co.	224,300	18,556
C.R. Bard, Inc.	392,500	33,178
Covidien Ltd.	944,350	37,878
Hillenbrand Industries, Inc.	420,700	22,650
Integra LifeSciences Holdings Corp. (a)	618,717	25,646
Inverness Medical Innovations, Inc. (a)	1,082,408	63,516
Medtronic, Inc.	260,100	13,226
Micrus Endovascular Corp. (a)	475,400	8,705
Quidel Corp. (a)	263,670	4,983
Respironics, Inc. (a)	173,200	8,532
Smith & Nephew PLC	448,600	5,363
Sonova Holding AG	222,019	23,719
		355,518
Health Care Providers & Services - 1.0%
Acibadem Saglik Hizmetleri AS	1,943,246	13,792
Brookdale Senior Living, Inc.	382,500	12,661
Cardinal Health, Inc.	167,000	10,112
DaVita, Inc. (a)	331,700	20,552
Health Net, Inc. (a)	436,700	21,215
HealthSouth Corp. (a)(e)	697,637	13,834
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)	73,900	$ 4,371
Humana, Inc. (a)	261,000	20,105
McKesson Corp.	492,300	32,851
Medco Health Solutions, Inc. (a)	160,900	16,088
UnitedHealth Group, Inc.	1,511,112	83,111
Universal American Financial Corp. (a)	1,045,450	24,924
		273,616
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)(e)	1,053,300	18,633
Cerner Corp. (a)	331,204	19,789
HLTH Corp. (a)	1,732,200	24,233
IMS Health, Inc.	924,860	21,595
		84,250
Life Sciences Tools & Services - 0.3%
Bruker BioSciences Corp. (a)	676,800	6,287
Charles River Laboratories International, Inc. (a)	492,500	31,289
Pharmaceutical Product Development, Inc.	546,400	23,135
Thermo Fisher Scientific, Inc. (a)	175,800	10,133
		70,844
Pharmaceuticals - 1.3%
Adams Respiratory Therapeutics, Inc. (a)	819,700	35,362
Alpharma, Inc. Class A	857,910	18,016
Barr Pharmaceuticals, Inc. (a)	649,300	34,867
Cipla Ltd.	554,669	2,570
Jazz Pharmaceuticals, Inc. (e)	942,825	14,623
Johnson & Johnson	262,100	17,755
Merck & Co., Inc.	1,341,400	79,626
MGI Pharma, Inc. (a)	658,500	22,791
Schering-Plough Corp.	1,335,600	41,804
Wyeth	1,411,400	69,300
XenoPort, Inc. (a)	258,900	13,616
		350,330
TOTAL HEALTH CARE		1,412,162
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.4%
Bombardier, Inc. Class B (sub. vtg.) (a)	459,300	2,779
DRS Technologies, Inc.	368,800	21,837
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
General Dynamics Corp.	769,900	$ 68,352
Hexcel Corp. (a)	1,985,800	50,578
Honeywell International, Inc.	620,400	35,127
Ladish Co., Inc. (a)	106,416	4,699
Orbital Sciences Corp. (a)	990,700	23,836
Raytheon Co.	565,500	34,976
Rockwell Collins, Inc.	322,900	23,288
Spirit AeroSystems Holdings, Inc. Class A	852,400	29,791
Triumph Group, Inc.	64,800	5,266
United Technologies Corp.	1,161,700	86,860
		387,389
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	175,500	9,047
Expeditors International of Washington, Inc.	9,200	432
Forward Air Corp.	835,386	27,041
United Parcel Service, Inc. Class B	420,900	31,012
UTI Worldwide, Inc.	689,227	16,355
		83,887
Airlines - 0.3%
AirTran Holdings, Inc. (a)(e)	2,246,200	19,070
Delta Air Lines, Inc. (a)	936,596	18,507
easyJet PLC (a)	184,900	2,140
Frontier Airlines Holdings, Inc. (a)(e)	936,964	5,715
Northwest Airlines Corp. (a)	748,400	13,606
US Airways Group, Inc. (a)	632,500	13,137
		72,175
Commercial Services & Supplies - 0.8%
ACCO Brands Corp. (a)	901,677	15,067
Allied Waste Industries, Inc. (a)	2,484,700	28,350
CDI Corp.	128,610	3,430
Clean Harbors, Inc. (a)	589,598	31,685
Covanta Holding Corp. (a)	959,200	25,889
Diamond Management & Technology Consultants, Inc.	608,103	4,518
EnergySolutions, Inc.	161,200	3,840
Equifax, Inc.	513,280	19,109
IHS, Inc. Class A (a)	129,300	9,069
Kenexa Corp. (a)	41,800	810
Manpower, Inc.	13,900	849
R.R. Donnelley & Sons Co.	115,500	4,234
Robert Half International, Inc.	434,500	11,714
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	704,300	$ 45,061
Waste Management, Inc.	686,400	23,557
		227,182
Construction & Engineering - 2.2%
AMEC PLC	1,754,600	27,682
Chicago Bridge & Iron Co. NV (NY Shares)	1,885,100	100,193
Fluor Corp.	1,005,800	148,024
Granite Construction, Inc.	82,017	3,364
Great Lakes Dredge & Dock Corp.	2,775,293	24,728
KBR, Inc.	277,400	11,046
Shaw Group, Inc. (a)	2,282,900	144,782
URS Corp. (a)	2,153,818	123,823
		583,642
Electrical Equipment - 0.6%
ABB Ltd. sponsored ADR	727,400	21,371
Belden, Inc.	180,300	8,303
Ceres Power Holdings PLC (a)	46,300	274
Cooper Industries Ltd. Class A	369,800	18,571
General Cable Corp. (a)(e)	443,900	33,017
JA Solar Holdings Co. Ltd. ADR	422,700	25,083
Renewable Energy Corp. AS (a)	997,300	48,901
Vestas Wind Systems AS (a)	203,400	19,312
		174,832
Industrial Conglomerates - 0.6%
3M Co.	140,500	11,698
General Electric Co.	1,562,165	59,815
McDermott International, Inc. (a)	863,900	45,182
Siemens AG sponsored ADR	253,300	38,443
Walter Industries, Inc.	97,300	3,375
		158,513
Machinery - 1.0%
Bucyrus International, Inc. Class A	787,166	69,042
CIRCOR International, Inc.	516,351	22,404
Cummins, Inc.	198,100	23,158
Danaher Corp.	230,100	19,977
Deere & Co.	87,000	14,947
Eaton Corp.	55,400	4,948
Flowserve Corp.	238,700	22,459
Force Protection, Inc. (a)(e)	1,662,294	17,969
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Gardner Denver, Inc. (a)	92,500	$ 3,063
IDEX Corp.	518,454	18,509
Ingersoll-Rand Co. Ltd. Class A	355,700	18,368
Navistar International Corp. (a)	37,200	1,933
Oshkosh Truck Co.	345,000	16,591
Sulzer AG (Reg.)	5,735	8,649
Terex Corp. (a)	18,600	1,199
		263,216
Marine - 0.4%
Alexander & Baldwin, Inc.	774,343	39,786
American Commercial Lines, Inc. (a)(e)	2,431,105	42,277
Navios Maritime Holdings, Inc.	1,248,900	18,221
Ultrapetrol (Bahamas) Ltd.	23,100	401
		100,685
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	216,200	18,057
Con-way, Inc.	55,700	2,355
J.B. Hunt Transport Services, Inc.	235,864	6,201
Ryder System, Inc.	447,700	19,412
Union Pacific Corp.	250,500	31,598
Universal Truckload Services, Inc. (a)(f)	1,085,798	18,947
YRC Worldwide, Inc. (a)	779,825	13,811
		110,381
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	827,400	33,493
TOTAL INDUSTRIALS		2,195,395
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.1%
Adtran, Inc.	1,850,283	40,133
Alcatel-Lucent SA sponsored ADR	2,862,830	23,189
Avocent Corp. (a)	573,380	14,277
Cisco Systems, Inc. (a)	1,598,200	44,782
Comverse Technology, Inc. (a)	857,800	13,896
Dycom Industries, Inc. (a)	1,119,000	31,489
Finisar Corp. (a)	6,271,916	10,662
Harris Corp.	939,200	58,954
MasTec, Inc. (a)	730,267	7,383
Motorola, Inc.	2,081,300	33,238
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	161,900	$ 3,929
Powerwave Technologies, Inc. (a)	761,900	3,154
QUALCOMM, Inc.	228,600	9,322
Telefonaktiebolaget LM Ericsson (B Shares)	2,928,000	7,162
		301,570
Computers & Peripherals - 1.2%
Apple, Inc. (a)	174,800	31,852
Diebold, Inc.	402,100	13,655
Electronics for Imaging, Inc. (a)	637,868	14,633
Hewlett-Packard Co.	1,452,500	74,310
Hutchinson Technology, Inc. (a)	780,700	20,540
NCR Corp. (a)	1,432,800	34,301
Network Appliance, Inc. (a)	1,295,700	32,017
SanDisk Corp. (a)	604,100	22,618
Seagate Technology	913,993	23,572
Sun Microsystems, Inc. (a)	422,300	8,775
Teradata Corp. (a)	714,400	18,546
Western Digital Corp. (a)	670,000	18,512
		313,331
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	1,473,200	55,731
Amphenol Corp. Class A	1,835,500	79,569
Arrow Electronics, Inc. (a)	532,325	19,701
Avnet, Inc. (a)	746,200	25,744
Flextronics International Ltd. (a)	2,495,900	29,851
Ibiden Co. Ltd.	110,900	8,752
Ingram Micro, Inc. Class A (a)	278,700	5,546
Itron, Inc. (a)(e)	1,093,690	84,816
Molex, Inc.	475,100	13,094
Tyco Electronics Ltd.	917,050	34,288
		357,092
Internet Software & Services - 0.8%
eBay, Inc. (a)	51,900	1,740
Google, Inc. Class A (sub. vtg.) (a)	110,990	76,916
LoopNet, Inc. (a)	1,234,410	18,961
Open Text Corp. (a)	584,500	18,806
TheStreet.com, Inc.	466,807	5,742
ValueClick, Inc. (a)	617,300	14,593
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc. (a)	1,072,800	$ 43,878
Yahoo!, Inc. (a)	676,100	18,126
		198,762
IT Services - 0.7%
CACI International, Inc. Class A (a)	717,173	32,552
Cognizant Technology Solutions Corp. Class A (a)	311,900	9,700
ManTech International Corp. Class A (a)	384,979	14,895
MoneyGram International, Inc. (e)	739,539	11,418
Patni Computer Systems Ltd. sponsored ADR	590,941	9,567
Paychex, Inc.	369,911	14,427
Perot Systems Corp. Class A (a)	716,400	9,421
Sapient Corp. (a)	634,300	4,592
Satyam Computer Services Ltd. sponsored ADR	713,600	18,668
SI International, Inc. (a)	166,400	4,320
The Western Union Co.	1,126,300	25,454
Unisys Corp. (a)	6,732,683	33,394
WNS Holdings Ltd. ADR (a)	531,696	10,150
		198,558
Office Electronics - 0.1%
Xerox Corp.	1,266,100	21,372
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	3,951,900	38,571
Altera Corp.	606,100	11,383
AMIS Holdings, Inc. (a)	2,354,645	18,060
Analog Devices, Inc.	910,300	28,019
Applied Materials, Inc.	46,200	870
Applied Micro Circuits Corp. (a)	2,124,750	5,333
ASAT Holdings Ltd. (a)	88,719	6
ASAT Holdings Ltd. warrants 7/24/11 (a)	2,416	7
ASML Holding NV (NY Shares) (a)	530,733	18,443
Atmel Corp. (a)	9,067,084	39,804
Axcelis Technologies, Inc. (a)	3,409,100	16,159
Cypress Semiconductor Corp. (a)	2,495,400	82,897
DSP Group, Inc. (a)	577,500	7,814
Fairchild Semiconductor International, Inc. (a)	2,313,700	36,695
FormFactor, Inc. (a)	83,599	3,172
Hittite Microwave Corp. (a)	578,619	24,991
Infineon Technologies AG sponsored ADR (a)	1,549,000	18,340
Integrated Device Technology, Inc. (a)	2,907,400	35,267
Intersil Corp. Class A	529,388	13,203
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
LTX Corp. (a)(f)	3,812,721	$ 9,151
Maxim Integrated Products, Inc.	3,671,200	85,135
Microchip Technology, Inc.	815,800	23,487
National Semiconductor Corp.	2,028,300	46,367
Nec Electronics Corp. (a)	277,200	7,775
PMC-Sierra, Inc. (a)	870,300	6,110
RF Micro Devices, Inc. (a)(e)	393,100	2,272
Rudolph Technologies, Inc. (a)	1,159,398	13,855
Samsung Electronics Co. Ltd.	30,443	18,673
Semitool, Inc. (a)(e)	1,272,714	11,760
Skyworks Solutions, Inc. (a)	232,300	2,109
Teradyne, Inc. (a)	2,123,200	23,122
Varian Semiconductor Equipment Associates, Inc. (a)	1,069,300	44,387
Xilinx, Inc.	754,000	16,513
		709,750
Software - 1.4%
Activision, Inc. (a)	332,900	7,374
Adobe Systems, Inc. (a)	60,100	2,533
Autodesk, Inc. (a)	437,000	20,578
Electronic Arts, Inc. (a)	327,300	18,391
Fair Isaac Corp.	653,300	24,146
McAfee, Inc. (a)	371,600	14,474
Microsoft Corp.	1,210,600	40,676
Misys PLC	4,101,100	16,945
Nintendo Co. Ltd.	216,200	131,623
Parametric Technology Corp. (a)	466,400	7,789
Quest Software, Inc. (a)	1,678,480	27,141
Sandvine Corp. (a)	3,238,400	17,263
Sandvine Corp. (U.K.) (a)	389,300	2,081
Sourcefire, Inc. (e)(f)	1,572,750	12,755
Take-Two Interactive Software, Inc. (a)	1,941,450	29,083
Ubisoft Entertainment SA (a)	161,826	14,089
		386,941
TOTAL INFORMATION TECHNOLOGY		2,487,376
MATERIALS - 3.9%
Chemicals - 1.8%
Agrium, Inc.	25,100	1,441
Airgas, Inc.	378,541	18,730
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Albemarle Corp.	351,100	$ 15,498
Arkema sponsored ADR (a)	454,900	28,863
Bayer AG	27,700	2,273
Calgon Carbon Corp. (a)(e)	670,496	9,762
Celanese Corp. Class A	1,575,000	62,496
Chemtura Corp.	3,163,857	23,729
Hercules, Inc.	1,509,700	29,303
Israel Chemicals Ltd.	2,265,518	23,885
K&S AG	64,500	13,142
Linde AG	81,100	10,609
Monsanto Co.	836,300	83,103
Spartech Corp.	1,048,533	14,323
The Mosaic Co. (a)	1,900,600	131,426
Tokai Carbon Co. Ltd.	231,000	2,515
Tronox, Inc.:
Class A	1,464,762	12,084
Class B	332,510	2,693
		485,875
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp. (a)	1,321,400	14,549
Metals & Mining - 2.0%
Agnico-Eagle Mines Ltd.	138,200	6,633
Alamos Gold, Inc. (a)	1,406,000	7,101
Alcoa, Inc.	2,188,300	79,588
Allegheny Technologies, Inc.	272,278	26,615
Anglo Platinum Ltd.	106,600	15,211
ArcelorMittal SA (NY Reg.) Class A	281,367	20,771
Carpenter Technology Corp.	551,000	41,573
Eldorado Gold Corp. (a)	994,300	5,808
First Quantum Minerals Ltd.	171,100	16,257
Freeport-McMoRan Copper & Gold, Inc. Class B	32,300	3,195
Goldcorp, Inc.	92,500	2,989
Ivanhoe Mines Ltd. (a)	1,548,400	17,252
Lihir Gold Ltd. (a)	3,838,023	13,256
Lundin Mining Corp. (a)	1,048,700	10,268
Newcrest Mining Ltd.	1,157,375	34,515
Nucor Corp.	239,800	14,199
Polymet Mining Corp. (a)	592,000	1,865
Reliance Steel & Aluminum Co.	815,500	42,072
Stillwater Mining Co. (a)	1,428,410	13,856
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp.	4,492,482	$ 133,292
Yamana Gold, Inc.	3,154,721	40,860
		547,176
Paper & Forest Products - 0.0%
MeadWestvaco Corp.	288,100	9,470
TOTAL MATERIALS		1,057,070
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	10,621,705	405,855
Cincinnati Bell, Inc. (a)	4,975,864	23,685
Cogent Communications Group, Inc. (a)	458,200	9,521
Covad Communications Group, Inc. (a)	11,243,240	10,344
Level 3 Communications, Inc. (a)	2,493,700	8,379
NeuStar, Inc. Class A (a)(e)	1,297,500	41,222
Qwest Communications International, Inc. (a)	2,659,400	17,632
Verizon Communications, Inc.	3,548,900	153,348
		669,986
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series L sponsored ADR	294,700	18,171
American Tower Corp. Class A (a)	898,391	40,913
Crown Castle International Corp. (a)	696,000	29,197
NII Holdings, Inc. (a)	323,300	17,833
Vivo Participacoes SA (PN) sponsored ADR (a)	1,271,500	7,349
		113,463
TOTAL TELECOMMUNICATION SERVICES		783,449
UTILITIES - 3.5%
Electric Utilities - 1.2%
Allegheny Energy, Inc.	415,600	25,248
DPL, Inc.	990,700	29,998
E.ON AG	165,000	33,850
Edison International	460,400	25,773
Electricite de France	55,500	6,747
Entergy Corp.	621,900	74,342
Exelon Corp.	37,000	3,000
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	1,111,100	$ 56,622
Reliant Energy, Inc. (a)	2,924,300	76,149
		331,729
Gas Utilities - 0.2%
Equitable Resources, Inc.	477,300	25,230
Gaz de France	129,500	7,248
Questar Corp.	276,900	14,800
		47,278
Independent Power Producers & Energy Traders - 1.6%
AES Corp. (a)	4,068,317	88,893
Constellation Energy Group, Inc.	1,045,600	104,780
Dynegy, Inc. Class A (a)	3,949,900	30,059
International Power PLC	231,100	2,178
NRG Energy, Inc. (a)	4,995,898	211,776
		437,686
Multi-Utilities - 0.5%
CMS Energy Corp.	1,425,200	24,841
Public Service Enterprise Group, Inc.	758,500	72,619
Sempra Energy	231,100	14,471
Wisconsin Energy Corp.	212,400	10,161
		122,092
TOTAL UTILITIES		938,785
TOTAL COMMON STOCKS (Cost $14,290,749)		17,461,396
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
McMoRan Exploration Co.	46,200	4,463
FINANCIALS - 0.0%
Insurance - 0.0%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	82,800	2,724
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	$ 0
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	249,500	36,464
TOTAL CONVERTIBLE PREFERRED STOCKS		43,651
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Freddie Mac 8.375%	540,000	13,770
TOTAL PREFERRED STOCKS (Cost $45,490)		57,421
Corporate Bonds - 2.5%
	Principal Amount (000s)
Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 1,000	1,156
Evergreen Energy, Inc. 8% 8/1/12 (g)	8,780	8,078
McMoRan Exploration Co. 6% 7/2/08	11,050	11,630
		20,864
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (g)	9,274	12,740
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	7,380	6,706
TOTAL HEALTH CARE		19,446
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15	$ 508	$ 402
Cypress Semiconductor Corp. 1% 9/15/09 (g)	4,610	6,967
		7,369
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. 1% 6/15/27 (g)	9,250	7,781
Covad Communications Group, Inc. 3% 3/15/24 (g)	5,000	4,884
Level 3 Communications, Inc. 5.25% 12/15/11 (g)	1,980	2,050
		14,715
TOTAL CONVERTIBLE BONDS		62,394
Nonconvertible Bonds - 2.3%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Tenneco, Inc. 8.625% 11/15/14	435	435
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11	84	88
9% 7/1/15	104	110
		633
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31	880	664
General Motors Corp.:
8.25% 7/15/23	120	98
8.375% 7/15/33	800	660
		1,422
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	430	424
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14	340	340
Service Corp. International:
6.75% 4/1/15	450	425
7.5% 4/1/27	450	414
		1,603
Hotels, Restaurants & Leisure - 0.0%
Carrols Corp. 9% 1/15/13	730	673
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (g)	$ 240	$ 211
Herbst Gaming, Inc. 8.125% 6/1/12	190	131
Host Marriott LP 7.125% 11/1/13	1,000	1,003
Landry's Restaurants, Inc. 9.5% 12/15/14	775	763
MGM Mirage, Inc.:
5.875% 2/27/14	3,880	3,511
7.5% 6/1/16	450	441
Mohegan Tribal Gaming Authority 6.875% 2/15/15	105	97
OSI Restaurant Partners, Inc. 10% 6/15/15 (g)	1,045	826
Penn National Gaming, Inc. 6.875% 12/1/11	1,400	1,397
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)	170	166
Six Flags, Inc.:
8.875% 2/1/10	900	711
9.625% 6/1/14	585	427
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	1,480	1,425
		11,782
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	1,780	1,635
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	110	103
Media - 0.3%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	5,416
Cablevision Systems Corp. 9.6444% 4/1/09 (l)	780	801
Cadmus Communications Corp. 8.375% 6/15/14	275	243
CanWest Media, Inc. 8% 9/15/12	1,800	1,679
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	2,055	1,788
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	785	775
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (g)	2,620	2,555
8.375% 4/30/14 (g)	115	112
Comcast Corp. 6.45% 3/15/37	4,360	4,349
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc. 7.625% 4/1/11	$ 1,390	$ 1,362
EchoStar Communications Corp. 7.125% 2/1/16	2,420	2,529
Liberty Media Corp.:
5.7% 5/15/13	1,430	1,337
8.25% 2/1/30	6,315	6,032
News America Holdings, Inc. 7.75% 12/1/45	15,780	17,786
News America, Inc. 6.2% 12/15/34	1,720	1,657
Nexstar Broadcasting, Inc. 7% 1/15/14	1,110	1,032
PanAmSat Corp. 9% 6/15/16	910	919
Paxson Communications Corp. 8.4925% 1/15/12 (g)(l)	1,495	1,495
R.H. Donnelley Corp. 8.875% 10/15/17 (g)	760	737
The Reader's Digest Association, Inc. 9% 2/15/17 (g)	1,830	1,501
Time Warner Cable, Inc. 6.55% 5/1/37	6,111	6,065
Time Warner, Inc. 6.5% 11/15/36	3,450	3,283
TL Acquisitions, Inc.:
10.5% 1/15/15 (g)	3,210	3,098
13.25% 7/15/15 (d)(g)	650	507
Valassis Communications, Inc. 8.25% 3/1/15	2,750	2,338
Videotron Ltee 6.875% 1/15/14	990	948
		70,344
Multiline Retail - 0.0%
Dollar General Corp. 10.625% 7/15/15 (g)	675	608
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	155	125
		733
Specialty Retail - 0.0%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	230	216
8% 3/15/14	1,820	1,756
Michaels Stores, Inc. 10% 11/1/14	905	891
Sally Holdings LLC:
9.25% 11/15/14	1,650	1,642
10.5% 11/15/16	295	291
Sonic Automotive, Inc. 8.625% 8/15/13	1,090	1,079
Toys 'R' US, Inc. 7.875% 4/15/13	1,800	1,454
United Auto Group, Inc. 7.75% 12/15/16	1,000	960
		8,289
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 8.7841% 12/15/14 (g)(l)	$ 190	$ 187
TOTAL CONSUMER DISCRETIONARY		96,731
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Constellation Brands, Inc.:
7.25% 5/15/17 (g)	3,360	3,150
8.375% 12/15/14	2,640	2,653
Diageo Capital PLC 5.2% 1/30/13	3,300	3,331
		9,134
Food & Staples Retailing - 0.0%
Couche Tard U.S. LP/Couche Tard Financing Corp. 7.5% 12/15/13	920	929
Rite Aid Corp. 9.5% 6/15/17 (g)	1,665	1,444
Stater Brothers Holdings, Inc. 7.75% 4/15/15	655	635
		3,008
Food Products - 0.0%
Dean Foods Co. 7% 6/1/16	1,065	943
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,475	1,416
Smithfield Foods, Inc. 7.75% 7/1/17	300	290
		2,649
Tobacco - 0.0%
Reynolds American, Inc. 7.25% 6/15/37	7,970	8,363
TOTAL CONSUMER STAPLES		23,154
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 7.5% 9/15/17 (g)	410	409
Complete Production Services, Inc. 8% 12/15/16	410	392
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	195	185
Pride International, Inc. 7.375% 7/15/14	480	494
		1,480
Oil, Gas & Consumable Fuels - 0.3%
Chaparral Energy, Inc. 8.875% 2/1/17 (g)	510	454
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.:
6.5% 8/15/17	$ 2,500	$ 2,400
6.625% 1/15/16	15	15
6.875% 1/15/16	10	10
7% 8/15/14	20	20
7.5% 6/15/14	430	436
Duke Capital LLC 6.75% 2/15/32	8,145	8,457
Duke Energy Field Services 6.45% 11/3/36 (g)	8,650	8,640
Forest Oil Corp. 7.25% 6/15/19 (g)	1,160	1,143
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	530	519
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	12,250	11,869
6.95% 1/15/38	1,155	1,215
Mariner Energy, Inc. 8% 5/15/17	510	478
Massey Energy Co. 6.875% 12/15/13	740	696
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)	2,855	2,810
Nexen, Inc.:
5.875% 3/10/35	1,565	1,458
6.4% 5/15/37	5,235	5,154
OPTI Canada, Inc. 8.25% 12/15/14 (g)	2,025	1,995
Peabody Energy Corp. 7.375% 11/1/16	1,800	1,823
Petrohawk Energy Corp. 9.125% 7/15/13	550	578
Plains All American Pipeline LP:
6.125% 1/15/17	2,645	2,673
6.65% 1/15/37	4,940	5,088
Plains Exploration & Production Co. 7% 3/15/17	550	523
Range Resources Corp. 7.375% 7/15/13	765	765
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (g)	5,910	5,898
Ship Finance International Ltd. 8.5% 12/15/13	2,310	2,350
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,280	3,237
Teekay Corp. 8.875% 7/15/11	1,110	1,154
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp. 6.625% 6/15/37	$ 2,170	$ 2,246
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	430	440
		74,544
TOTAL ENERGY		76,024
FINANCIALS - 0.5%
Capital Markets - 0.1%
Bear Stearns Companies, Inc. 6.95% 8/10/12	14,125	14,639
Goldman Sachs Group, Inc. 6.75% 10/1/37	11,195	10,996
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	10,383
		36,018
Commercial Banks - 0.1%
Bank of America NA 6% 10/15/36	8,545	8,151
HSBC Holdings PLC:
6.5% 5/2/36	6,175	5,795
6.5% 9/15/37	10,625	10,079
		24,025
Consumer Finance - 0.2%
Ford Motor Credit Co. LLC:
7.8% 6/1/12	450	402
8% 12/15/16	360	315
9.6925% 4/15/12 (l)	390	386
9.875% 8/10/11	1,840	1,781
General Electric Capital Corp. 5.625% 9/15/17	21,610	22,303
General Motors Acceptance Corp.:
6.75% 12/1/14	1,700	1,377
6.875% 8/28/12	680	578
8% 11/1/31	375	313
GMAC LLC:
6.125% 1/22/08	1,000	991
6.625% 5/15/12	450	383
SLM Corp.:
4.5% 7/26/10	1,355	1,283
5.2438% 7/26/10 (l)	22,788	21,212
		51,324
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.0%
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (g)	$ 320	$ 310
9% 6/1/16 (g)	370	377
NSG Holdings II, LLC 7.75% 12/15/25 (g)	490	480
		1,167
Insurance - 0.0%
USI Holdings Corp.:
8.7438% 11/15/14 (g)(l)	260	225
9.75% 5/15/15 (g)	100	82
		307
Real Estate Investment Trusts - 0.1%
Duke Realty LP:
5.5% 3/1/16	3,075	3,032
5.625% 8/15/11	2,695	2,765
Host Hotels & Resorts LP 6.875% 11/1/14	750	744
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)	1,100	1,023
Senior Housing Properties Trust 7.875% 4/15/15	278	285
Ventas Realty LP:
6.5% 6/1/16	2,035	1,989
6.75% 4/1/17	330	327
		10,165
Real Estate Management & Development - 0.0%
Realogy Corp. 10.5% 4/15/14 (g)	1,885	1,414
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp. 7.875% 6/30/10	255	173
Residential Capital LLC 7.615% 5/22/09 (l)	880	647
		820
TOTAL FINANCIALS		125,240
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)	340	344
LVB Acquisition Merger Sub, Inc. 10% 10/15/17 (g)	250	253
		597
Health Care Providers & Services - 0.1%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	460	488
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc. 8.875% 7/15/15	$ 845	$ 847
DaVita, Inc.:
6.625% 3/15/13	745	723
7.25% 3/15/15	1,085	1,063
HCA, Inc.:
6.5% 2/15/16	1,085	903
9.125% 11/15/14	945	969
9.25% 11/15/16	2,200	2,272
9.625% 11/15/16 pay-in-kind	1,000	1,040
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,550	1,500
Skilled Healthcare Group, Inc. 11% 1/15/14	190	203
Tenet Healthcare Corp. 9.875% 7/1/14	1,260	1,191
U.S. Oncology, Inc. 9% 8/15/12	465	456
United Surgical Partners International, Inc. 9.25% 5/1/17 pay-in-kind	640	611
Universal Hospital Services, Inc.:
8.5% 6/1/15 pay-in-kind (g)	210	211
8.7594% 6/1/15 (g)(l)	250	245
		12,722
Pharmaceuticals - 0.0%
AstraZeneca PLC 6.45% 9/15/37	2,307	2,498
TOTAL HEALTH CARE		15,817
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (g)	2,965	2,906
7.45% 5/1/34 (g)	3,000	2,970
8% 11/15/14 (g)	3,470	3,591
DRS Technologies, Inc. 7.625% 2/1/18	900	882
Esterline Technologies Corp. 6.625% 3/1/17	900	893
TransDigm, Inc. 7.75% 7/15/14	180	180
		11,422
Airlines - 0.0%
Continental Airlines, Inc.:
6.903% 4/19/22	100	90
7.339% 4/19/14	160	149
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	$ 4,940	$ 321
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	5,010	5,085
Northwest Airlines, Inc. pass thru trust certificates 7.691% 4/1/17	403	389
		6,034
Building Products - 0.0%
Building Materials Corp. of America 7.75% 8/1/14	820	644
Nortek, Inc. 8.5% 9/1/14	510	418
		1,062
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc. 7.125% 5/15/16	1,380	1,370
ARAMARK Corp.:
8.4113% 2/1/15 (l)	140	136
8.5% 2/1/15	1,880	1,885
Cenveo Corp. 7.875% 12/1/13	2,895	2,584
Corrections Corp. of America 6.25% 3/15/13	1,000	983
Deluxe Corp. 7.375% 6/1/15	895	877
IKON Office Solutions, Inc. 7.75% 9/15/15	140	144
Rental Service Corp. 9.5% 12/1/14	260	241
		8,220
Electrical Equipment - 0.0%
General Cable Corp.:
7.125% 4/1/17	80	79
7.6056% 4/1/15 (l)	305	305
		384
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12 (g)	4,120	4,250
6.55% 10/15/37 (g)	4,505	4,713
General Electric Co. 5.25% 12/6/17	23,650	23,432
		32,395
Machinery - 0.0%
Commercial Vehicle Group, Inc. 8% 7/1/13	230	214
Esco Corp. 8.625% 12/15/13 (g)	105	107
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	130	129
		450
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
Britannia Bulk PLC 11% 12/1/11	$ 130	$ 135
Navios Maritime Holdings, Inc. 9.5% 12/15/14	550	564
		699
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.3688% 5/15/14 (l)	60	58
7.625% 5/15/14	150	143
Hertz Corp.:
8.875% 1/1/14	895	895
10.5% 1/1/16	330	342
		1,438
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (g)	360	313
Penhall International Corp. 12% 8/1/14 (g)	150	141
VWR Funding, Inc. 10.25% 7/15/15 (g)	1,595	1,515
		1,969
TOTAL INDUSTRIALS		64,073
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Lucent Technologies, Inc.:
6.45% 3/15/29	1,160	928
6.5% 1/15/28	365	292
Nortel Networks Corp.:
9.4925% 7/15/11 (g)(l)	430	417
10.125% 7/15/13 (g)	390	397
10.75% 7/15/16 (g)	1,750	1,820
		3,854
Electronic Equipment & Instruments - 0.0%
NXP BV 7.9925% 10/15/13 (l)	500	475
Texas Competitive Electric Holdings Co. LLC 10.25% 11/1/15 (g)	1,260	1,191
Tyco Electronics Group SA 7.125% 10/1/37 (g)	2,405	2,533
		4,199
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Iron Mountain, Inc.:
6.625% 1/1/16	$ 115	$ 108
8.625% 4/1/13	160	161
SunGard Data Systems, Inc.:
9.125% 8/15/13	2,590	2,648
10.25% 8/15/15	1,000	1,033
		3,950
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	2,810	2,768
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	470	472
Avago Technologies Finance Ltd. 10.125% 12/1/13	820	865
Freescale Semiconductor, Inc.:
8.875% 12/15/14	2,460	2,257
9.125% 12/15/14 pay-in-kind	2,590	2,273
9.5694% 12/15/14 (l)	885	777
10.125% 12/15/16	450	392
		7,036
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16	140	119
Open Solutions, Inc. 9.75% 2/1/15 (g)	1,800	1,665
Serena Software, Inc. 10.375% 3/15/16	255	258
		2,042
TOTAL INFORMATION TECHNOLOGY		23,849
MATERIALS - 0.1%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	6,400	6,997
Georgia Gulf Corp.:
9.5% 10/15/14	575	451
10.75% 10/15/16	450	315
Lyondell Chemical Co.:
6.875% 6/15/17	950	1,078
8.25% 9/15/16	270	313
Momentive Performance Materials, Inc. 9.75% 12/1/14 (g)	1,370	1,267
Phibro Animal Health Corp. 10% 8/1/13 (g)	290	293
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
PolyOne Corp. 8.875% 5/1/12	$ 900	$ 909
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)	180	183
		11,806
Containers & Packaging - 0.0%
Berry Plastics Holding Corp. 8.875% 9/15/14	1,000	960
BWAY Corp. 10% 10/15/10	820	804
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	532	534
Owens-Illinois, Inc. 7.35% 5/15/08	1,560	1,576
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17	900	860
		4,734
Metals & Mining - 0.0%
California Steel Industries, Inc. 6.125% 3/15/14	550	484
FMG Finance Property Ltd.:
10% 9/1/13 (g)	360	393
10.625% 9/1/16 (g)	1,030	1,185
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	450	480
8.375% 4/1/17	890	957
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	440	464
Novelis, Inc. 7.25% 2/15/15	915	853
PNA Group, Inc. 10.75% 9/1/16	180	173
Steel Dynamics, Inc. 7.375% 11/1/12 (g)	760	756
United States Steel Corp. 6.65% 6/1/37	5,765	5,393
		11,138
Paper & Forest Products - 0.0%
Georgia-Pacific Corp.:
7% 1/15/15 (g)	1,300	1,264
7.125% 1/15/17 (g)	1,300	1,258
8.125% 5/15/11	1,000	1,010
9.5% 12/1/11	310	326
		3,858
TOTAL MATERIALS		31,536
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc. 6.8% 5/15/36	$ 15,241	$ 16,655
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,655	1,951
BellSouth Corp. 6.55% 6/15/34	4,340	4,532
British Telecommunications PLC 9.125% 12/15/30	4,565	6,116
Intelsat Bermuda Ltd. 8.886% 1/15/15 (l)	640	642
Intelsat Ltd.:
9.25% 6/15/16	1,820	1,840
11.25% 6/15/16	1,085	1,123
Level 3 Financing, Inc.:
8.75% 2/15/17	1,450	1,193
9.15% 2/15/15 (l)	450	376
9.25% 11/1/14	4,070	3,622
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)	130	134
PAETEC Holding Corp. 9.5% 7/15/15 (g)	155	153
Qwest Capital Funding, Inc. 7% 8/3/09	1,340	1,333
Qwest Communications International, Inc.:
7.5% 2/15/14	985	978
7.5% 2/15/14	1,000	1,003
Qwest Corp.:
8.875% 3/15/12	905	972
8.9444% 6/15/13 (l)	1,260	1,285
Sprint Capital Corp.:
6.875% 11/15/28	12,070	11,254
8.75% 3/15/32	3,701	4,022
Telecom Italia Capital SA 7.2% 7/18/36	2,670	2,890
Telefonica Emisiones SAU 7.045% 6/20/36	8,498	9,443
Verizon Communications, Inc. 6.25% 4/1/37	4,611	4,842
Verizon Global Funding Corp. 7.75% 12/1/30	4,445	5,278
Wind Acquisition Finance SA 10.75% 12/1/15 (g)	295	322
Windstream Corp.:
7% 3/15/19	800	754
8.125% 8/1/13	295	302
8.625% 8/1/16	1,580	1,631
		84,646
Wireless Telecommunication Services - 0.0%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	320	336
Cricket Communications, Inc. 9.375% 11/1/14	610	566
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.:
8.875% 1/15/15 (g)	$ 1,190	$ 1,072
9.125% 1/15/15 pay-in-kind (g)	2,249	2,027
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	960	929
MetroPCS Wireless, Inc. 9.25% 11/1/14	1,000	949
		5,879
TOTAL TELECOMMUNICATION SERVICES		90,525
UTILITIES - 0.3%
Electric Utilities - 0.2%
Appalachian Power Co. 6.375% 4/1/36	5,500	5,476
Edison Mission Energy 7.2% 5/15/19	2,885	2,770
Enel Finance International SA 6.8% 9/15/37 (g)	13,809	14,428
Energy Future Holdings:
10.875% 11/1/17 (g)	1,510	1,484
11.25% 11/1/17 pay-in-kind (g)	260	256
Mirant Americas Generation LLC 8.3% 5/1/11	455	453
Nevada Power Co. 6.5% 5/15/18	5,290	5,462
Pacific Gas & Electric Co. 5.8% 3/1/37	3,555	3,397
Reliant Energy, Inc. 7.875% 6/15/17	3,365	3,230
Tampa Electric Co. 6.15% 5/15/37	4,486	4,493
		41,449
Gas Utilities - 0.0%
NiSource Finance Corp. 5.45% 9/15/20	1,990	1,883
Independent Power Producers & Energy Traders - 0.0%
AES Corp.:
8% 10/15/17 (g)	1,250	1,244
8.75% 5/15/13 (g)	708	735
9.375% 9/15/10	1,143	1,196
9.5% 6/1/09	2,802	2,855
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (g)	1,255	1,343
Mirant North America LLC 7.375% 12/31/13	250	252
NRG Energy, Inc.:
7.25% 2/1/14	1,260	1,235
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.: - continued
7.375% 2/1/16	$ 1,705	$ 1,671
7.375% 1/15/17	1,700	1,662
		12,193
Multi-Utilities - 0.1%
CMS Energy Corp. 8.5% 4/15/11	2,200	2,354
Dominion Resources, Inc. 6.3% 9/30/66 (l)	8,775	8,653
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	8,075	8,392
		19,399
TOTAL UTILITIES		74,924
TOTAL NONCONVERTIBLE BONDS		621,873
TOTAL CORPORATE BONDS (Cost $689,562)		684,267
U.S. Government and Government Agency Obligations - 9.6%

U.S. Government Agency Obligations - 2.0%
Fannie Mae:
4.25% 5/15/09 (e)(j)	102,184	102,871
4.625% 10/15/13 (e)	20,000	20,484
4.75% 12/15/10 (e)	40,000	41,167
4.875% 4/15/09	9,535	9,665
5.5% 3/15/11	8,904	9,377
6.125% 3/15/12	11,499	12,475
6.625% 9/15/09	87,159	91,484
7.25% 1/15/10	5,521	5,917
Freddie Mac:
4.5% 1/15/14	45,570	46,332
4.75% 3/5/09	75,667	76,432
4.875% 11/15/13 (e)	23,130	23,987
5.25% 7/18/11 (e)	36,920	38,716
5.625% 3/15/11	23,295	24,636
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.75% 1/15/12	$ 25,000	$ 26,715
Tennessee Valley Authority 5.375% 4/1/56	5,098	5,341
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		535,599
U.S. Treasury Inflation Protected Obligations - 2.3%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/27	42,384	45,451
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/15	105,903	106,699
2% 1/15/14 (e)	108,312	112,106
2.375% 4/15/11	73,054	76,205
2.375% 1/15/17	39,283	41,790
2.5% 7/15/16 (e)	144,519	155,307
2.625% 7/15/17	94,551	102,965
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		640,523
U.S. Treasury Obligations - 5.3%
U.S. Treasury Bonds:
5% 5/15/37	11,090	12,178
6.125% 8/15/29 (e)	80,177	98,925
U.S. Treasury Notes:
3.875% 10/31/12 (h)	457,511	466,851
4.125% 8/31/12 (e)	80,000	82,394
4.25% 9/30/12 (e)	49,078	50,861
4.25% 11/15/14	10,045	10,360
4.5% 4/30/12 (e)	148,717	155,409
4.5% 5/15/17 (e)	76,350	79,488
4.625% 7/31/12 (e)	89,018	93,552
4.625% 11/15/16 (e)	70,000	73,522
4.75% 5/31/12	35,000	36,952
5.125% 6/30/11	67,133	71,465
5.125% 5/15/16 (e)	182,689	198,218
TOTAL U.S. TREASURY OBLIGATIONS		1,430,175
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,506,669)		2,606,297
U.S. Government Agency - Mortgage Securities - 1.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 1.0%
5.5% 1/1/37 to 9/1/37 (i)	$ 43,404	$ 43,520
5.656% 7/1/37 (l)	2,290	2,321
6% 6/1/30 to 10/1/37	85,902	87,510
6% 12/1/37 (h)	40,000	40,649
6% 12/1/37 (h)	56,000	56,909
6.042% 4/1/36 (l)	1,634	1,667
6.159% 4/1/36 (l)	3,963	4,046
6.236% 6/1/36 (l)	605	614
6.319% 4/1/36 (l)	1,475	1,508
6.5% 2/1/30 to 3/1/33	23,159	23,870
TOTAL FANNIE MAE		262,614
Freddie Mac - 0.2%
5.76% 10/1/35 (l)	1,092	1,106
5.85% 6/1/36 (l)	1,873	1,901
6.046% 6/1/36 (l)	1,871	1,903
6.051% 7/1/37 (l)	9,514	9,661
6.081% 4/1/36 (l)	2,930	2,979
6.105% 6/1/36 (l)	1,691	1,723
6.5% 11/1/33 to 1/1/36	32,550	33,683
TOTAL FREDDIE MAC		52,956
Government National Mortgage Association - 0.0%
6.5% 3/15/34	12,255	12,998
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $323,718)		328,568
Asset-Backed Securities - 0.2%

Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 5.0888% 7/25/36 (l)	3,850	2,033
Series 2006-NC4 Class M1, 5.0888% 10/25/36 (l)	3,255	1,745
Citigroup Mortgage Loan Trust Series 2006-WF2 Class A2B, 5.735% 5/25/36	4,490	4,469
JP Morgan Mortgage Acquisition Corp. Series 2006-NC2 Class M2, 5.0888% 7/25/36 (l)	2,980	1,401
Long Beach Mortgage Loan Trust:
Series 2006-2 Class 2A2, 4.9188% 3/25/36 (l)	8,955	8,797
Series 2006-4 Class 2A2, 4.8888% 5/25/36 (l)	1,910	1,867
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust Series 2006-WMC3 Class A2, 4.8388% 8/25/36 (l)	$ 2,029	$ 1,954
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.9806% 6/30/12 (g)(l)	4,135	4,109
Morgan Stanley ABS Capital I Trust Series 2007-HE2 Class M1, 5.0388% 1/25/37 (l)	3,825	1,859
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 4.8388% 11/25/36 (l)	994	970
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (l)	2,046	2,029
Novastar Mtg Funding Trust 2006 5 Series 2006-5 Class A2A, 4.8588% 11/25/36 (l)	1,257	1,221
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 4.8588% 9/25/36 (l)	5,835	5,666
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 4.8688% 8/25/36 (l)	2,574	2,488
Series 2006-WM4 Class A2A, 4.8688% 11/25/36 (l)	1,492	1,446
Series 2007-NC1 Class A2A, 4.8388% 12/25/36 (l)	1,766	1,711
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	2,461	2,450
TOTAL ASSET-BACKED SECURITIES (Cost $52,248)		46,215
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (l)(n)	50,812	5,157
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2006-78 Class CD, 4.5% 10/25/18	23,692	23,544
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,762)		28,701
Commercial Mortgage Securities - 0.0%
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	$ 3,812	$ 3,772
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6775% 12/10/41 (l)(n)	2,978	53
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,865)		3,825
Floating Rate Loans - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
Thomson Learning, Inc. term loan 7.95% 7/5/14 (l)	1,000	940
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.99% 3/6/14 (l)	3,140	2,928
CSC Holdings, Inc. Tranche B, term loan 6.415% 3/31/13 (l)	997	944
Univision Communications, Inc.:
Tranche 1LN, term loan 7.2062% 9/29/14 (l)	2,281	2,095
Tranche DD 1LN, term loan 9/29/14 (o)	79	73
		6,040
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 7.4481% 4/6/13 (l)	370	353
Specialty Retail - 0.0%
Michaels Stores, Inc. term loan 7.6071% 10/31/13 (l)	995	915
TOTAL CONSUMER DISCRETIONARY		8,248
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 6.4566% 6/4/14 (l)	1,000	940
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
4/26/15 (o)	28	28
8.2675% 4/26/15 (l)	112	111
		139
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
term loan 7.33% 7/25/14 (l)	$ 938	$ 896
Tranche DD, term loan 7/25/14 (o)	62	59
HCA, Inc. Tranche B, term loan 7.4481% 11/17/13 (l)	3,102	2,966
		3,921
TOTAL HEALTH CARE		4,060
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
ARAMARK Corp.:
term loan 7.1981% 1/26/14 (l)	920	874
7.1981% 1/26/14 (l)	66	62
		936
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Flextronics International Ltd. Tranche B-B, term loan 7.455% 10/1/12 (l)	1,000	980
Texas Competitive Electric Holdings Co. LLC Tranche B2, term loan 8.3963% 10/10/14 (l)	2,660	2,607
		3,587
IT Services - 0.0%
First Data Corp. Tranche B1, term loan 7.96% 9/24/14 (l)	1,270	1,200
TOTAL INFORMATION TECHNOLOGY		4,787
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. term loan 7.4925% 3/13/14 (l)	170	160
Telesat Holding, Inc. term loan:
7.9478% 10/31/14 (l)	332	325
8% 10/31/14 (l)	28	28
		513
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
MetroPCS Wireless, Inc. Tranche B, term loan 7.3027% 11/3/13 (l)	$ 110	$ 105
TOTAL TELECOMMUNICATION SERVICES		618
TOTAL FLOATING RATE LOANS (Cost $20,256)		19,589
Fixed-Income Funds - 19.4%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (m)	4,780,280	443,371
Fidelity 2-5 Year Duration Securitized Bond Central Fund (m)	4,915,898	479,202
Fidelity Corporate Bond 1-10 Year Central Fund (m)	17,339,063	1,731,479
Fidelity Mortgage Backed Securities Central Fund (m)	19,875,305	1,970,637
Fidelity Ultra-Short Central Fund (m)	6,963,764	622,561
TOTAL FIXED-INCOME FUNDS (Cost $5,386,031)		5,247,250
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 4.73% (b)	1,165,407,922	1,165,408
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	178,673,721	178,674
TOTAL MONEY MARKET FUNDS (Cost $1,344,082)		1,344,082
Cash Equivalents - 5.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
3.47%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Treasury Obligations) #	$ 2,984	$ 2,983
4.65%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Government Obligations) #	1,342,019	1,341,499
TOTAL CASH EQUIVALENTS (Cost $1,344,482)		1,344,482
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $26,036,914)		29,172,093
NET OTHER ASSETS - (7.8)%		(2,105,717)
NET ASSETS - 100%		$ 27,066,376
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
765 U.S. Treasury 5-Year Bond Contracts	March 2008	$ 84,234	$ (99)
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	$ 2,500	$ 1
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34

	Oct. 2034	$ 1,527	$ (926)
Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	3,200	(2,746)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (k)	Sept. 2037	1,800	(990)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (k)	Sept. 2037	16,700	(9,185)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (k)	Sept. 2037	13,600	(7,480)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (k)	Sept. 2037	5,800	(3,190)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (k)	Sept. 2037	20,600	(11,330)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (k)

	Sept. 2037	$ 13,600	$ (7,480)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (k)	Sept. 2037	13,100	(7,205)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (k)	Sept. 2037	11,500	(6,325)
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon credit event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35	Nov. 2035	4,800	(3,476)
Receive monthly notional amount multiplied by 2.36% and pay Morgan Stanley, Inc. upon credit event of GE-WMC Mortgage Securities, LLC, par value of the notional amount of GE-WMC Mortgage Securities, LLC Series 2006-01 Class B3, 7.13% 8/25/36	Sept. 2036	600	(536)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34	Dec. 2034	4,500	(1,310)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34	Oct. 2034	1,527	(926)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35

	August 2035	$ 3,000	$ (1,378)
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	4,800	(2,099)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	1,600	(695)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	3,000	(2,455)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	3,000	(1,978)
TOTAL CREDIT DEFAULT SWAPS		130,754	(71,709)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.9585% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2012	$ 60,000	$ 2,018
Receive semi-annually a fixed rate equal to 5.147% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Jan. 2012	100,000	5,255
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2012	80,000	4,647
Receive semi-annually a fixed rate equal to 5.2965% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	70,000	4,167
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	120,000	9,646
Receive semi-annually a fixed rate equal to 5.53% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	June 2012	105,000	7,574
Receive semi-annually a fixed rate equal to 5.629% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	May 2016	100,000	7,992
TOTAL INTEREST RATE SWAPS		635,000	41,299
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	May 2008	$ 36,700	$ 20
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	May 2008	37,100	187
TOTAL TOTAL RETURN SWAPS		73,800	207
		$ 839,554	$ (30,203)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to
$178,507,000 or 0.7% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $609,000.
(k) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(o) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $154,000 and $144,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,983,000 due 12/03/07 at 3.47%
Banc of America Securities LLC	$ 314
Barclays Capital, Inc.	1,307
ING Financial Markets LLC	454
Lehman Brothers, Inc.	908
$ 2,983
$1,341,499,000 due 12/03/07 at 4.65%
Banc of America Securities LLC	$ 764,325
Barclays Capital, Inc.	577,174
$ 1,341,499
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 5,933
Fidelity 2-5 Year Duration Securitized Bond Central Fund	6,495
Fidelity Cash Central Fund	11,633
Fidelity Corporate Bond 1-10 Year Central Fund	23,305
Fidelity Mortgage Backed Securities Central Fund	27,908
Fidelity Securities Lending Cash Central Fund	178
Fidelity Ultra-Short Central Fund	10,470
Total	$ 85,922

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 450,220	$ 5,933	$ -	$ 443,371	16.7%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	474,235	6,495	-	479,202	12.9%
Fidelity Corporate Bond 1-10 Year Central Fund	1,603,006	113,332	-	1,731,479	21.4%
Fidelity Mortgage Backed Securities Central Fund	2,074,537	27,908	149,378	1,970,637	21.8%
Fidelity Ultra-Short Central Fund	742,656	-	79,572	622,561	6.1%
Total	$ 5,344,654	$ 153,668	$ 228,950	$ 5,247,250
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspect Medical Systems, Inc.	$ 10,733	$ -	$ -	$ -	$ 12,678
Aurora Oil & Gas Corp.	10,747	-	-	-	8,585
Central Garden & Pet Co.	22,500	-	-	-	9,439
DUSA Pharmaceuticals, Inc.	3,216	342	-	-	3,559
Frontier Airlines Holdings, Inc.	11,950	-	6,953	-	-
LTX Corp.	15,301	244	-	-	9,151
Sourcefire, Inc.	10,526	4,593	259	-	12,755
Universal Truckload Services, Inc.	22,324	-	-	-	18,947
Washington Group International, Inc.	134,028	2,681	152,743	-	-
Total	$ 241,325	$ 7,860	$ 159,955	$ -	$ 75,114
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $26,058,316,000. Net unrealized appreciation aggregated $3,113,777,000, of which $4,471,447,000 related to appreciated investment securities and $1,357,670,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-
to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Puritan® Fund

November 30, 2007

1.809105.103

PUR-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	158,364	$ 3,661
The Goodyear Tire & Rubber Co. (a)	398,900	11,468
TRW Automotive Holdings Corp. (a)	93,900	2,108
		17,237
Automobiles - 0.3%
Ford Motor Co. (a)	1,514,848	11,377
General Motors Corp. (g)	221,300	6,601
Harley-Davidson, Inc.	178,800	8,586
Hyundai Motor Co.	66,480	5,001
Monaco Coach Corp.	223,160	2,015
Peugeot Citroen SA	102,500	7,962
Toyota Motor Corp. sponsored ADR	192,100	21,640
Winnebago Industries, Inc.	151,963	3,270
		66,452
Diversified Consumer Services - 0.1%
H&R Block, Inc.	396,180	7,797
Service Corp. International	1,231,600	16,356
		24,153
Hotels, Restaurants & Leisure - 0.9%
Burger King Holdings, Inc.	1,543,900	40,605
McDonald's Corp.	1,775,200	103,796
Vail Resorts, Inc. (a)	588,700	32,679
Wyndham Worldwide Corp.	193,378	5,641
Yum! Brands, Inc.	1,522,900	56,576
		239,297
Household Durables - 0.2%
Beazer Homes USA, Inc.	279,800	2,376
Black & Decker Corp.	158,900	13,133
Centex Corp.	222,600	4,643
KB Home	99,500	2,079
Lennar Corp. Class A	305,500	4,839
The Stanley Works	205,629	10,724
Whirlpool Corp.	307,883	24,926
		62,720
Internet & Catalog Retail - 0.1%
eDiets.com, Inc. (a)(g)	300,155	1,585
Liberty Media Corp. - Interactive Series A (a)	622,576	12,545
		14,130
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.2%
Brunswick Corp.	596,543	$ 12,164
Eastman Kodak Co. (g)	1,750,900	41,111
		53,275
Media - 1.4%
Belo Corp. Series A	157,606	2,610
Citadel Broadcasting Corp.	653,118	1,502
Clear Channel Communications, Inc.	1,297,900	46,595
Comcast Corp. Class A (a)	1,037,624	21,313
E.W. Scripps Co. Class A	124,300	5,401
Gannett Co., Inc.	242,400	8,908
Grupo Televisa SA de CV (CPO) sponsored ADR	1,220,000	29,487
Live Nation, Inc. (a)	274,500	3,684
News Corp. Class B	4,020,596	87,167
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	644,100	6,061
The McClatchy Co. Class A (g)	623,186	8,419
The New York Times Co. Class A (g)	508,801	8,395
The Walt Disney Co.	280,290	9,292
Time Warner Cable, Inc. (a)	307,105	7,994
Time Warner, Inc.	6,244,160	107,774
Virgin Media, Inc.	308,760	5,866
		360,468
Multiline Retail - 0.3%
Family Dollar Stores, Inc.	334,900	7,887
Kohl's Corp. (a)	267,300	13,173
Macy's, Inc.	530,500	15,729
Nordstrom, Inc. (g)	157,900	5,296
Retail Ventures, Inc. (a)	300,870	2,088
Sears Holdings Corp. (a)(g)	314,000	33,130
Target Corp.	144,300	8,667
Tuesday Morning Corp.	255,575	1,901
		87,871
Specialty Retail - 0.6%
Advance Auto Parts, Inc.	175,542	6,312
AnnTaylor Stores Corp. (a)	126,350	3,847
Best Buy Co., Inc.	774,000	39,513
Chico's FAS, Inc. (a)	451,300	5,104
Foot Locker, Inc.	279,185	3,643
Gap, Inc. (g)	410,300	8,370
Home Depot, Inc.	1,029,400	29,400
J. Crew Group, Inc. (a)	431,674	20,742
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
OfficeMax, Inc.	231,100	$ 5,761
RadioShack Corp.	271,800	5,028
Stage Stores, Inc.	297	5
Staples, Inc.	425,100	10,075
Williams-Sonoma, Inc.	380,300	11,071
		148,871
Textiles, Apparel & Luxury Goods - 0.2%
Iconix Brand Group, Inc. (a)	799,500	18,221
Liz Claiborne, Inc.	367,285	9,215
Polo Ralph Lauren Corp. Class A	217,900	15,031
Volcom, Inc. (a)	200,700	5,413
		47,880
TOTAL CONSUMER DISCRETIONARY		1,122,354
CONSUMER STAPLES - 4.3%
Beverages - 0.3%
Heineken NV (Bearer)	174,600	11,384
Molson Coors Brewing Co. Class B	818,200	44,052
PepsiCo, Inc.	366,800	28,310
		83,746
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	668,800	45,077
CVS Caremark Corp.	2,569,900	103,027
Kroger Co.	1,261,300	36,262
Rite Aid Corp. (a)	5,211,400	19,386
Wal-Mart Stores, Inc.	1,260,400	60,373
Winn-Dixie Stores, Inc. (a)	887,315	16,779
		280,904
Food Products - 0.3%
Hershey Co.	393,100	15,689
Kraft Foods, Inc. Class A	263,846	9,116
Lindt & Spruengli AG (participation certificate)	11,651	38,679
Marine Harvest ASA (a)	26,389,400	16,508
Tyson Foods, Inc. Class A	529,100	7,889
		87,881
Household Products - 1.4%
Colgate-Palmolive Co.	1,457,900	116,749
Energizer Holdings, Inc. (a)	33,500	3,807
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	162,900	$ 11,372
Procter & Gamble Co.	2,902,922	214,816
		346,744
Personal Products - 0.3%
Avon Products, Inc.	1,809,630	74,285
Estee Lauder Companies, Inc. Class A	131,300	5,893
		80,178
Tobacco - 0.9%
Altria Group, Inc.	2,994,740	232,272
TOTAL CONSUMER STAPLES		1,111,725
ENERGY - 8.6%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	481,780	38,672
BJ Services Co.	35	1
Diamond Offshore Drilling, Inc.	82,900	9,652
Expro International Group PLC	65,074	1,358
Halliburton Co.	600,500	21,984
Nabors Industries Ltd. (a)	552,336	14,858
National Oilwell Varco, Inc. (a)	547,800	37,333
Noble Corp.	671,832	35,023
Oceaneering International, Inc. (a)	120,700	7,702
Pride International, Inc. (a)	155,500	5,127
Schlumberger Ltd. (NY Shares)	2,089,480	195,262
Transocean, Inc. (a)	486,431	66,782
		433,754
Oil, Gas & Consumable Fuels - 6.9%
Apache Corp.	259,610	25,128
Boardwalk Pipeline Partners, LP	111,100	3,550
BP PLC sponsored ADR	148,300	10,787
Chesapeake Energy Corp.	2,035,717	77,052
Chevron Corp.	1,012,300	88,850
ConocoPhillips	815,900	65,305
CONSOL Energy, Inc.	110,700	6,562
Devon Energy Corp.	24,700	2,045
EOG Resources, Inc.	1,195,900	98,997
Exxon Mobil Corp.	9,464,024	843,796
Hess Corp.	338,400	24,101
Lukoil Oil Co. sponsored ADR	48,600	4,141
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	1,346,500	$ 75,269
Occidental Petroleum Corp.	462,900	32,297
Peabody Energy Corp.	1,017,400	56,608
Petrohawk Energy Corp. (a)	1,378,500	22,470
Range Resources Corp.	521,408	21,211
Royal Dutch Shell PLC Class A sponsored ADR	34,800	2,834
Spectra Energy Corp.	209,200	5,155
Suncor Energy, Inc.	147,800	14,133
Tesoro Corp.	236,000	11,606
Total SA sponsored ADR	443,063	35,853
Ultra Petroleum Corp. (a)	232,700	15,102
Valero Energy Corp.	2,326,180	151,365
Williams Companies, Inc.	1,900,800	65,977
XTO Energy, Inc.	227,400	14,058
		1,774,252
TOTAL ENERGY		2,208,006
FINANCIALS - 12.8%
Capital Markets - 3.3%
Ameriprise Financial, Inc.	37,817	2,219
Ares Capital Corp.	270,899	4,080
Bank New York Mellon Corp.	1,559,724	74,804
Charles Schwab Corp.	2,345,000	57,007
EFG International	222,390	9,042
Franklin Resources, Inc.	365,500	45,022
Goldman Sachs Group, Inc.	875,800	198,491
Greenhill & Co., Inc. (g)	394,700	28,533
Julius Baer Holding AG (Bearer)	296,240	25,031
KKR Private Equity Investors, LP	929,300	16,681
KKR Private Equity Investors, LP Restricted Depositary Units	977,300	17,543
Legg Mason, Inc.	154,100	11,759
Lehman Brothers Holdings, Inc.	1,964,622	123,044
Merrill Lynch & Co., Inc.	432,700	25,936
Morgan Stanley	658,340	34,708
Nomura Holdings, Inc.	596,000	10,662
State Street Corp.	2,132,067	170,331
		854,893
Commercial Banks - 1.9%
Associated Banc-Corp.	504,682	13,732
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Barclays PLC Sponsored ADR	285,300	$ 13,227
HSBC Holdings PLC sponsored ADR (g)	309,030	26,422
KeyCorp	292,800	7,712
Lloyds TSB Group PLC	936,599	9,530
Marshall & Ilsley Corp.	233,800	7,358
PNC Financial Services Group, Inc.	1,513,961	110,837
Royal Bank of Scotland Group PLC	782,752	7,385
Societe Generale Series A	33,300	5,143
Standard Chartered PLC (United Kingdom)	683,200	26,880
Sterling Financial Corp., Washington	303,549	5,443
U.S. Bancorp, Delaware	660,150	21,844
UCBH Holdings, Inc.	378,100	6,080
Wachovia Corp.	1,396,152	60,035
Wells Fargo & Co.	4,999,200	162,124
		483,752
Consumer Finance - 0.1%
American Express Co.	240,001	14,155
Discover Financial Services	824,770	14,326
		28,481
Diversified Financial Services - 3.5%
Bank of America Corp.	6,182,025	285,177
Bovespa Holding SA	1,000,000	18,899
Citigroup, Inc.	5,722,092	190,546
CME Group, Inc.	87,052	57,332
Deutsche Boerse AG	84,900	15,925
JPMorgan Chase & Co.	7,151,352	326,245
MSCI, Inc. Class A	59,400	1,642
		895,766
Insurance - 3.5%
ACE Ltd.	2,610,477	156,185
Allstate Corp.	370,800	18,955
American International Group, Inc.	4,112,437	239,056
Berkshire Hathaway, Inc. Class B (a)	10,480	49,151
Hartford Financial Services Group, Inc.	1,209,600	115,299
MetLife, Inc.	1,675,500	109,896
MetLife, Inc. unit	371,100	12,083
Montpelier Re Holdings Ltd.	647,922	11,222
Paris RE Holdings Ltd.	144,825	3,146
PartnerRe Ltd.	248,650	20,531
Principal Financial Group, Inc.	944,800	61,875
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Swiss Reinsurance Co. (Reg.)	12,439	$ 922
The Travelers Companies, Inc.	917,983	48,754
Willis Group Holdings Ltd.	1,098,600	43,878
XL Capital Ltd. Class A	92,573	5,418
		896,371
Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	564,200	9,710
Developers Diversified Realty Corp.	165,300	7,341
HCP, Inc.	336,700	11,263
Senior Housing Properties Trust (SBI)	227,676	5,029
		33,343
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	580,966	13,798
Thrifts & Mortgage Finance - 0.3%
Countrywide Financial Corp.	218,490	2,364
Fannie Mae	1,109,940	42,644
Freddie Mac	491,000	17,219
MGIC Investment Corp.	259,648	6,107
New York Community Bancorp, Inc.	468,998	8,728
People's United Financial, Inc.	311,800	5,291
		82,353
TOTAL FINANCIALS		3,288,757
HEALTH CARE - 7.9%
Biotechnology - 1.8%
Acadia Pharmaceuticals, Inc. (a)	796,945	9,037
Alexion Pharmaceuticals, Inc. (a)	369,600	26,877
Amgen, Inc. (a)	1,047,400	57,869
Biogen Idec, Inc. (a)	1,029,700	76,321
Cephalon, Inc. (a)	706,500	52,931
CSL Ltd.	5,454,618	168,015
Genentech, Inc. (a)	401,100	30,584
PDL BioPharma, Inc. (a)	1,733,900	30,707
Theravance, Inc. (a)	417,500	10,058
Vanda Pharmaceuticals, Inc. (a)	552,500	4,967
		467,366
Health Care Equipment & Supplies - 1.6%
Alcon, Inc.	323,100	44,956
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Align Technology, Inc. (a)	852,071	$ 14,391
ArthroCare Corp. (a)	200,000	10,826
Baxter International, Inc.	256,757	15,372
Becton, Dickinson & Co.	1,247,800	103,230
C.R. Bard, Inc.	540,100	45,655
Covidien Ltd.	471,506	18,912
Gen-Probe, Inc. (a)	244,900	16,381
Inverness Medical Innovations, Inc. (a)	859,950	50,462
Medtronic, Inc.	156,200	7,943
Mindray Medical International Ltd. sponsored ADR (g)	698,400	28,285
Sonova Holding AG	515,541	55,077
		411,490
Health Care Providers & Services - 0.4%
Henry Schein, Inc. (a)	393,400	23,270
McKesson Corp.	341,600	22,795
Medco Health Solutions, Inc. (a)	337,500	33,747
UnitedHealth Group, Inc.	185,187	10,185
		89,997
Health Care Technology - 0.0%
HLTH Corp. (a)	477,600	6,682
Life Sciences Tools & Services - 0.6%
AMAG Pharmaceuticals, Inc. (a)	252,300	14,540
Applera Corp. - Applied Biosystems Group	498,500	17,029
Illumina, Inc. (a)	543,900	31,432
QIAGEN NV (a)	1,926,500	40,591
Thermo Fisher Scientific, Inc. (a)	539,900	31,120
Ventana Medical Systems, Inc. (a)	207,900	18,466
		153,178
Pharmaceuticals - 3.5%
Allergan, Inc.	964,700	64,673
Auxilium Pharmaceuticals, Inc. (a)	639,600	17,941
Beijing Med-Pharm Corp. (a)(g)	347,600	3,518
Beijing Med-Pharm Corp. warrants 8/21/12 (a)(q)	59,000	80
Bristol-Myers Squibb Co.	765,400	22,679
Eli Lilly & Co.	78,300	4,146
Johnson & Johnson	784,000	53,108
Merck & Co., Inc.	5,091,500	302,231
Pfizer, Inc.	3,951,200	93,881
Schering-Plough Corp.	5,000,784	156,525
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	319,000	$ 22,633
ULURU, Inc. (a)(h)	3,713,374	12,811
Wyeth	2,313,700	113,603
XenoPort, Inc. (a)	277,200	14,578
		882,407
TOTAL HEALTH CARE		2,011,120
INDUSTRIALS - 7.0%
Aerospace & Defense - 2.4%
General Dynamics Corp.	1,129,000	100,233
Honeywell International, Inc.	3,035,400	171,864
Lockheed Martin Corp.	839,500	92,907
Northrop Grumman Corp.	89,400	7,044
Precision Castparts Corp.	197,300	29,070
Raytheon Co.	1,247,300	77,146
Spirit AeroSystems Holdings, Inc. Class A	521,500	18,226
The Boeing Co.	92,400	8,551
United Technologies Corp.	1,630,400	121,905
		626,946
Airlines - 0.3%
AMR Corp. (a)	271,700	5,755
Delta Air Lines, Inc. (a)	1,384,268	27,353
Northwest Airlines Corp. (a)	1,274,531	23,171
US Airways Group, Inc. (a)	715,800	14,867
		71,146
Building Products - 0.0%
Masco Corp.	516,653	11,573
Commercial Services & Supplies - 0.2%
Cintas Corp.	138,400	4,427
Equifax, Inc.	91,600	3,410
The Brink's Co.	367,384	23,505
Waste Management, Inc.	282,000	9,678
		41,020
Construction & Engineering - 0.4%
Fluor Corp.	195,500	28,772
Shaw Group, Inc. (a)	466,800	29,604
URS Corp. (a)(j)	597,228	34,335
		92,711
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.8%
ABB Ltd. sponsored ADR	3,145,369	$ 92,411
Composite Technology Corp. (a)	1,571,000	2,922
Cooper Industries Ltd. Class A	745,400	37,434
Emerson Electric Co.	1,400,570	79,861
		212,628
Industrial Conglomerates - 1.5%
3M Co.	705,030	58,701
General Electric Co.	4,488,100	171,849
Siemens AG sponsored ADR	751,600	114,070
Textron, Inc.	130,100	8,983
Tyco International Ltd.	471,506	18,922
		372,525
Machinery - 0.9%
Briggs & Stratton Corp. (g)	497,627	11,346
Bucyrus International, Inc. Class A	47,100	4,131
Caterpillar, Inc.	137,900	9,915
Deere & Co.	160,100	27,505
Dover Corp.	427,500	19,785
Eaton Corp.	103,000	9,199
Illinois Tool Works, Inc.	146,600	8,136
Ingersoll-Rand Co. Ltd. Class A	690,100	35,637
Navistar International Corp. (a)	112,055	5,821
SPX Corp.	813,605	82,792
Sulzer AG (Reg.)	16,689	25,168
		239,435
Marine - 0.0%
Alexander & Baldwin, Inc.	44,700	2,297
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	326,800	27,294
Ryder System, Inc.	156,500	6,786
Union Pacific Corp.	533,900	67,346
		101,426
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	538,500	24,733
TOTAL INDUSTRIALS		1,796,440
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 2.2%
Alcatel-Lucent SA sponsored ADR	1,371,737	$ 11,111
Ciena Corp. (a)	538,100	23,666
Cisco Systems, Inc. (a)	9,377,200	262,749
Corning, Inc.	1,011,400	24,567
F5 Networks, Inc. (a)	762,300	20,140
Harris Corp.	647,500	40,644
Juniper Networks, Inc. (a)	1,154,000	34,297
Lucent Technologies, Inc. warrants 12/10/07 (a)	10,603	0
Motorola, Inc.	1,253,853	20,024
Nokia Corp. sponsored ADR	1,658,500	65,229
QUALCOMM, Inc.	502,300	20,484
Research In Motion Ltd. (a)	314,400	35,785
		558,696
Computers & Peripherals - 2.3%
Apple, Inc. (a)	1,065,700	194,192
Diebold, Inc.	286,900	9,743
EMC Corp. (a)	2,157,100	41,567
Hewlett-Packard Co.	4,940,902	252,777
Imation Corp.	123,159	2,472
International Business Machines Corp.	533,100	56,071
NEC Corp.	3,325,000	15,162
Seagate Technology	461,200	11,894
Sun Microsystems, Inc. (a)	380,631	7,910
Western Digital Corp. (a)	455,400	12,583
		604,371
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	348,300	13,176
Amphenol Corp. Class A	462,000	20,028
Arrow Electronics, Inc. (a)	337,200	12,480
Avnet, Inc. (a)	324,155	11,183
Jabil Circuit, Inc.	512,400	8,685
Tyco Electronics Ltd.	1,463,756	54,730
		120,282
Internet Software & Services - 0.8%
Akamai Technologies, Inc. (a)	121,300	4,617
Alibaba.com Ltd.	549,000	2,817
eBay, Inc. (a)	56,800	1,905
Google, Inc. Class A (sub. vtg.) (a)	264,400	183,229
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Internet Brands, Inc. Class A	503,200	$ 3,900
ValueClick, Inc. (a)	164,600	3,891
		200,359
IT Services - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	2,176,600	67,692
Electronic Data Systems Corp.	290,500	5,886
Genpact Ltd.	1,909,500	27,306
Metavante Holding Co. (a)	77,933	1,775
MoneyGram International, Inc.	413,400	6,383
Redecard SA	1,321,300	24,802
Satyam Computer Services Ltd. sponsored ADR	444,800	11,636
The Western Union Co.	516,300	11,668
Unisys Corp. (a)	937,900	4,652
WNS Holdings Ltd. ADR (a)	453,500	8,657
		170,457
Office Electronics - 0.1%
Xerox Corp.	884,910	14,937
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	514,200	15,827
Applied Materials, Inc.	1,089,200	20,510
Atmel Corp. (a)	86,900	381
Broadcom Corp. Class A (a)	1,513,200	40,463
Infineon Technologies AG sponsored ADR (a)	1,774,900	21,015
Intel Corp.	9,634,440	251,266
Intersil Corp. Class A	735,000	18,331
LSI Corp. (a)	585,300	3,248
Marvell Technology Group Ltd. (a)	1,769,400	26,435
Maxim Integrated Products, Inc.	724,900	16,810
Micron Technology, Inc. (a)(g)	470,300	3,913
National Semiconductor Corp.	936,589	21,410
Novellus Systems, Inc. (a)	144,934	3,770
Skyworks Solutions, Inc. (a)	1,792,100	16,272
Teradyne, Inc. (a)	975,400	10,622
Texas Instruments, Inc.	651,300	20,562
Varian Semiconductor Equipment Associates, Inc. (a)	22,300	926
		491,761
Software - 2.3%
Activision, Inc. (a)	1,392,400	30,842
Adobe Systems, Inc. (a)	762,500	32,132
Check Point Software Technologies Ltd. (a)	389,300	8,884
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Cognos, Inc. (a)	648,300	$ 37,135
Informatica Corp. (a)	400,800	6,874
Microsoft Corp.	5,776,213	194,081
Nintendo Co. Ltd.	167,100	101,730
Oracle Corp. (a)	2,071,900	41,811
Parametric Technology Corp. (a)	532,200	8,888
Salesforce.com, Inc. (a)	307,100	17,422
Symantec Corp. (a)	648,467	11,543
Ubisoft Entertainment SA (a)	915,900	79,738
VMware, Inc. Class A	279,779	25,563
		596,643
TOTAL INFORMATION TECHNOLOGY		2,757,506
MATERIALS - 2.4%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	108,913	10,787
Airgas, Inc.	608,600	30,114
Albemarle Corp.	590,800	26,078
Arkema (a)	5,570	353
Arkema sponsored ADR (a)	102,810	6,523
Bayer AG sponsored ADR	511,400	41,965
Celanese Corp. Class A	1,226,000	48,648
Chemtura Corp.	1,232,509	9,244
Dow Chemical Co.	302,000	12,666
E.I. du Pont de Nemours & Co.	176,500	8,145
Georgia Gulf Corp.	363,040	2,701
H.B. Fuller Co.	177,992	4,501
Hercules, Inc.	23,850	463
Linde AG	155,521	20,345
Monsanto Co.	804,500	79,943
PolyOne Corp. (a)	536,446	3,364
Potash Corp. of Saskatchewan, Inc.	175,900	21,089
Praxair, Inc.	433,600	37,021
Rohm & Haas Co.	403,600	21,944
The Mosaic Co. (a)	753,200	52,084
		437,978
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp. (a)	1,199,507	13,207
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.6%
Alcoa, Inc.	801,700	$ 29,158
Carpenter Technology Corp.	583,400	44,018
Century Aluminum Co. (a)	74,300	4,260
Freeport-McMoRan Copper & Gold, Inc. Class B	369,200	36,525
Newcrest Mining Ltd.	826,623	24,651
Reliance Steel & Aluminum Co.	317,700	16,390
Titanium Metals Corp.	169,600	5,032
		160,034
Paper & Forest Products - 0.0%
Glatfelter	169,020	2,540
Weyerhaeuser Co.	136,600	9,996
		12,536
TOTAL MATERIALS		623,755
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	7,844,624	299,743
Qwest Communications International, Inc. (a)	2,606,400	17,280
Telefonica SA sponsored ADR	167,400	16,852
Telkom SA Ltd. sponsored ADR	125,518	10,793
Verizon Communications, Inc.	6,185,395	267,271
		611,939
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	741,100	33,750
DigitalGlobe, Inc. (a)(i)	15,842	40
Sprint Nextel Corp.	1,595,900	24,768
Vodafone Group PLC sponsored ADR	2,489,975	92,752
		151,310
TOTAL TELECOMMUNICATION SERVICES		763,249
UTILITIES - 1.6%
Electric Utilities - 0.7%
Allegheny Energy, Inc.	229,993	13,972
Entergy Corp.	872,800	104,335
Exelon Corp.	286,400	23,218
Portland General Electric Co.	13,771	369
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	208,200	$ 10,610
Reliant Energy, Inc. (a)	908,400	23,655
		176,159
Gas Utilities - 0.0%
Questar Corp.	215,900	11,540
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	3,014,721	65,872
Constellation Energy Group, Inc.	442,900	44,383
NRG Energy, Inc. (a)	735,800	31,191
		141,446
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	404,800	38,756
Sempra Energy	484,900	30,364
Wisconsin Energy Corp.	397,600	19,021
		88,141
TOTAL UTILITIES		417,286
TOTAL COMMON STOCKS (Cost $12,385,252)		16,100,198
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Corp.:
Series B, 5.25%	189,600	3,794
Series C, 6.25%	132,000	2,909
		6,703
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	186,000	2,697
TOTAL CONSUMER DISCRETIONARY		9,400
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 4.50%	56,300	$ 5,933
El Paso Corp. 4.99%	9,100	12,376
		18,309
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
CIT Group, Inc. 7.75%	187,600	3,818
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	44,000	11,978
MATERIALS - 0.1%
Chemicals - 0.0%
Celanese Corp. 4.25%	5,700	291
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	110,000	16,076
TOTAL MATERIALS		16,367
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	25,518	1,116
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. Series A, 5.75%	23,200	8,525
TOTAL CONVERTIBLE PREFERRED STOCKS		69,513
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Spanish Broadcasting System, Inc. Class B, 10.75%	498	505
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Freddie Mac 8.375%	310,000	7,905
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%	3,790	$ 3,828
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	187	0
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind	8,043	10,054
UTILITIES - 0.0%
Electric Utilities - 0.0%
Entergy Gulf States, Inc. Series A adj. rate	3,863	387
TOTAL NONCONVERTIBLE PREFERRED STOCKS		22,679
TOTAL PREFERRED STOCKS (Cost $83,587)		92,192
Corporate Bonds - 8.5%
	Principal Amount (000s)
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Ford Motor Co. 4.25% 12/15/36	$ 4,730	5,054
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	1,680	1,218
Media - 0.1%
Liberty Media Corp.:
3.5% 1/15/31 (i)	3,825	3,530
3.5% 1/15/31	517	477
4% 11/15/29 (i)	5,832	3,756
News America, Inc. liquid yield option note:
0% 2/28/21 (i)	9,910	5,884
0% 2/28/21	1,100	653
		14,300
TOTAL CONSUMER DISCRETIONARY		20,572
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc.:
2.75% 2/15/24	$ 7,950	$ 12,140
3% 8/15/24	2,000	3,257
		15,397
Airlines - 0.0%
UAL Corp.:
4.5% 6/30/21 (i)	3,790	5,151
4.5% 6/30/21	270	367
		5,518
Electrical Equipment - 0.1%
General Cable Corp. 0.875% 11/15/13	6,000	9,765
Marine - 0.0%
Horizon Lines, Inc. 4.25% 8/15/12 (i)	6,209	5,730
TOTAL INDUSTRIALS		36,410
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
6% 5/1/15 (i)	12,600	9,970
6% 5/1/15	2,200	1,741
		11,711
Software - 0.0%
Symantec Corp. 1% 6/15/13	6,900	7,663
TOTAL INFORMATION TECHNOLOGY		19,374
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc.:
3.5% 6/15/12	2,910	2,639
5.25% 12/15/11 (i)	5,210	5,393
5.25% 12/15/11	2,210	2,288
		10,320
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 3.375% 7/15/23	$ 4,500	$ 7,510
TOTAL CONVERTIBLE BONDS		94,186
Nonconvertible Bonds - 8.1%
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.1%
ArvinMeritor, Inc. 8.125% 9/15/15	7,455	6,411
The Goodyear Tire & Rubber Co. 8.625% 12/1/11	1,007	1,057
Visteon Corp. 8.25% 8/1/10	6,000	5,280
		12,748
Automobiles - 0.2%
General Motors Corp.:
6.375% 5/1/08	720	713
7.2% 1/15/11	30,015	27,914
8.375% 7/15/33	12,075	9,962
		38,589
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 10.125% 10/15/13	7,000	7,053
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14	10,995	10,995
10.25% 6/1/16	6,215	6,339
Service Corp. International 7.5% 4/1/27	10,245	9,425
		33,812
Hotels, Restaurants & Leisure - 0.2%
Carrols Corp. 9% 1/15/13	5,860	5,406
Chukchansi Economic Development Authority:
8% 11/15/13 (i)	1,890	1,885
8.2375% 11/15/12 (i)(n)	1,140	1,131
Herbst Gaming, Inc. 7% 11/15/14	725	486
MGM Mirage, Inc.:
6.625% 7/15/15	3,660	3,404
6.75% 9/1/12	2,000	1,940
6.75% 4/1/13	7,520	7,219
7.5% 6/1/16	12,910	12,652
7.625% 1/15/17	4,070	3,999
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
OSI Restaurant Partners, Inc. 10% 6/15/15 (i)	$ 2,420	$ 1,912
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (i)	1,080	1,069
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (i)	2,270	2,213
Six Flags, Inc. 9.625% 6/1/14	11,230	8,198
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (f)	1,610	1,079
9% 1/15/12	2,940	2,558
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (i)	1,967	1,967
		57,118
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	1,500	1,378
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	3,520	3,309
Media - 0.9%
CanWest Media, Inc. 8% 9/15/12	8,625	8,043
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	17,730	15,425
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10	7,240	7,150
10.25% 9/15/10	12,244	12,122
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (i)	1,500	1,463
8.375% 4/30/14 (i)	10,000	9,750
Comcast Corp. 6.45% 3/15/37	4,155	4,145
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10	1,630	1,654
9.875% 8/15/13	1,865	1,935
Dex Media, Inc.:
0% 11/15/13 (f)	295	269
8% 11/15/13	1,750	1,663
EchoStar Communications Corp.:
6.625% 10/1/14	3,000	3,049
7.125% 2/1/16	5,000	5,225
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	$ 2,515	$ 2,458
Lamar Media Corp. 7.25% 1/1/13	1,290	1,274
LBI Media Holdings, Inc. 0% 10/15/13 (f)	4,450	4,050
LBI Media, Inc. 8.5% 8/1/17 (i)	6,320	6,146
Liberty Media Corp.:
5.7% 5/15/13	2,055	1,921
8.25% 2/1/30	18,280	17,461
MediMedia USA, Inc. 11.375% 11/15/14 (i)	1,170	1,205
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	5,455	5,210
News America Holdings, Inc. 7.75% 12/1/45	18,112	20,414
News America, Inc. 6.2% 12/15/34	5,885	5,669
Nexstar Broadcasting, Inc. 7% 1/15/14	8,000	7,440
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (f)	6,310	6,247
PanAmSat Corp.:
6.375% 1/15/08	2,720	2,720
9% 8/15/14	4,264	4,317
9% 6/15/16	3,000	3,030
Radio One, Inc. 8.875% 7/1/11	4,005	3,725
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (i)	4,000	4,110
10.375% 9/1/14 (i)	7,775	8,436
The Reader's Digest Association, Inc. 9% 2/15/17 (i)	9,530	7,815
Time Warner Cable, Inc. 6.55% 5/1/37	5,264	5,224
Time Warner, Inc. 6.5% 11/15/36	3,295	3,135
TL Acquisitions, Inc.:
13.25% 7/15/15 (f)(i)	9,145	7,133
10.5% 1/15/15 (i)	25,170	24,289
Valassis Communications, Inc. 8.25% 3/1/15	7,630	6,486
Vertis, Inc.:
10.875% 6/15/09	1,875	1,238
13.5% 12/7/09 (i)	5,635	1,409
		234,455
Specialty Retail - 0.2%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	11,125	11,348
Michaels Stores, Inc.:
10% 11/1/14	11,235	11,066
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc.: - continued
11.375% 11/1/16	$ 5,980	$ 5,696
Nebraska Book Co., Inc. 8.625% 3/15/12	4,380	4,249
Sally Holdings LLC:
9.25% 11/15/14	2,050	2,040
10.5% 11/15/16	6,535	6,437
Toys 'R' US, Inc.:
7.375% 10/15/18	3,290	2,517
7.625% 8/1/11	5,050	4,356
7.875% 4/15/13	6,585	5,317
		53,026
Textiles, Apparel & Luxury Goods - 0.0%
Jostens IH Corp. 7.625% 10/1/12	1,430	1,430
Levi Strauss & Co. 8.875% 4/1/16	6,000	5,820
		7,250
TOTAL CONSUMER DISCRETIONARY		441,685
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Beverages & More, Inc. 9.25% 3/1/12 (i)	3,870	3,918
Diageo Capital PLC 5.2% 1/30/13	2,590	2,614
		6,532
Food & Staples Retailing - 0.0%
Stater Brothers Holdings, Inc. 7.75% 4/15/15	9,010	8,740
Food Products - 0.1%
Dean Foods Co. 7% 6/1/16	8,335	7,376
Pierre Foods, Inc. 9.875% 7/15/12	11,190	8,169
		15,545
Personal Products - 0.1%
Revlon Consumer Products Corp.:
8.625% 2/1/08	18,451	18,128
9.5% 4/1/11	7,000	6,563
		24,691
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.0%
Reynolds American, Inc. 7.25% 6/15/37	$ 6,485	$ 6,805
TOTAL CONSUMER STAPLES		62,313
ENERGY - 0.9%
Energy Equipment & Services - 0.0%
Pride International, Inc. 7.375% 7/15/14	3,000	3,090
Oil, Gas & Consumable Fuels - 0.9%
Arch Western Finance LLC 6.75% 7/1/13	4,960	4,774
Atlas Pipeline Partners LP 8.125% 12/15/15	3,520	3,450
Chaparral Energy, Inc.:
8.5% 12/1/15	3,120	2,761
8.875% 2/1/17 (i)	7,070	6,292
Chesapeake Energy Corp.:
6.375% 6/15/15	4,000	3,800
6.5% 8/15/17	14,280	13,709
Colorado Interstate Gas Co. 5.95% 3/15/15	7,000	7,123
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (i)(j)	5,990	5,997
Drummond Co., Inc. 7.375% 2/15/16 (i)	7,020	6,458
Duke Capital LLC 6.75% 2/15/32	2,454	2,548
Duke Energy Field Services 6.45% 11/3/36 (i)	8,320	8,311
Encore Acquisition Co. 7.25% 12/1/17	6,000	5,730
Energy Partners Ltd. 9.75% 4/15/14	10,970	10,531
EXCO Resources, Inc. 7.25% 1/15/11	1,120	1,092
Forest Oil Corp. 7.25% 6/15/19 (i)	9,250	9,111
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	10,945	10,604
6.95% 1/15/38	935	984
Mariner Energy, Inc. 8% 5/15/17	2,100	1,969
Massey Energy Co. 6.875% 12/15/13	10,565	9,931
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (i)	3,700	3,642
Nexen, Inc.:
5.875% 3/10/35	2,365	2,203
6.4% 5/15/37	4,230	4,165
OPTI Canada, Inc. 7.875% 12/15/14 (i)	5,000	4,863
Peabody Energy Corp. 7.875% 11/1/26	11,920	12,129
Petrohawk Energy Corp. 9.125% 7/15/13	22,000	23,100
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP:
6.125% 1/15/17	$ 2,560	$ 2,587
6.65% 1/15/37	4,780	4,924
Plains Exploration & Production Co.:
7% 3/15/17	4,400	4,180
7.75% 6/15/15	6,000	5,970
Range Resources Corp.:
7.375% 7/15/13	1,330	1,330
7.5% 5/15/16	3,240	3,272
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (i)	5,710	5,699
Ship Finance International Ltd. 8.5% 12/15/13	10,070	10,246
Stone Energy Corp. 6.75% 12/15/14	11,580	10,596
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,615
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (i)	1,580	1,564
Teekay Corp. 8.875% 7/15/11	10,030	10,431
Valero Energy Corp. 6.625% 6/15/37	1,755	1,817
Williams Companies, Inc. 8.125% 3/15/12	6,285	6,804
		237,312
TOTAL ENERGY		240,402
FINANCIALS - 1.0%
Capital Markets - 0.2%
Bear Stearns Companies, Inc. 6.95% 8/10/12	11,420	11,835
Goldman Sachs Group, Inc. 6.75% 10/1/37	8,835	8,678
JPMorgan Chase Capital XX 6.55% 9/29/36	11,345	9,949
Nuveen Investments, Inc. 10.5% 11/15/15 (i)	7,640	7,525
		37,987
Commercial Banks - 0.1%
Bank of America NA 6% 10/15/36	2,735	2,609
HSBC Holdings PLC:
6.5% 5/2/36	6,610	6,203
6.5% 9/15/37	8,400	7,968
		16,780
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 0.5%
Ford Motor Credit Co. LLC:
6.625% 6/16/08	$ 6,000	$ 5,901
7.375% 2/1/11	12,000	10,944
8% 12/15/16	5,770	5,049
9.6925% 4/15/12 (n)	11,190	11,078
9.875% 8/10/11	6,910	6,687
General Electric Capital Corp. 5.625% 9/15/17	16,980	17,524
General Motors Acceptance Corp.:
4.375% 12/10/07	1,315	1,314
5.125% 5/9/08	31,780	30,842
6.36% 9/23/08 (n)	4,100	3,980
6.875% 9/15/11	8,000	6,880
GMAC LLC 6% 12/15/11	9,960	8,466
SLM Corp.:
4.5% 7/26/10	1,100	1,042
5.2438% 7/26/10 (n)	19,186	17,859
Triad Acquisition Corp. 11.125% 5/1/13	2,125	1,445
		129,011
Diversified Financial Services - 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	7,000	6,825
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (i)	9,370	9,065
9% 6/1/16 (i)	5,690	5,804
KAR Holdings, Inc.:
8.75% 5/1/14 (i)	2,940	2,722
10% 5/1/15 (i)	3,090	2,791
NSG Holdings II, LLC 7.75% 12/15/25 (i)	6,750	6,615
		33,822
Insurance - 0.0%
HUB International Holdings, Inc. 9% 12/15/14 (i)	7,420	6,715
USI Holdings Corp. 9.75% 5/15/15 (i)	1,240	1,017
		7,732
Real Estate Investment Trusts - 0.1%
Duke Realty LP:
5.5% 3/1/16	2,930	2,889
5.625% 8/15/11	2,570	2,637
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc. 7% 1/15/16	$ 4,090	$ 4,049
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,294
		15,869
Real Estate Management & Development - 0.0%
Realogy Corp. 10.5% 4/15/14 (i)	16,145	12,109
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp.:
7.5% 4/17/13	11,125	7,203
7.625% 11/21/08	1,405	1,096
7.7819% 11/21/08 (n)	3,430	2,693
		10,992
TOTAL FINANCIALS		264,302
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (i)	2,930	2,967
FMC Finance III SA 6.875% 7/15/17 (i)	9,330	9,237
LVB Acquisition Merger Sub, Inc.:
10% 10/15/17 (i)	3,820	3,858
11.625% 10/15/17 (i)	3,820	3,744
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (i)	6,245	6,104
		25,910
Health Care Providers & Services - 0.8%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	4,520	4,791
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (i)	21,395	19,844
Community Health Systems, Inc. 8.875% 7/15/15	10,435	10,461
CRC Health Group, Inc. 10.75% 2/1/16	2,190	2,267
DaVita, Inc. 6.625% 3/15/13	20,205	19,599
HCA, Inc. 9.25% 11/15/16	22,430	23,159
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	12,000	11,610
NMH Holdings, Inc. 0% 6/15/14 pay-in-kind (i)(n)	6,396	6,172
Psychiatric Solutions, Inc. 7.75% 7/15/15	3,725	3,651
ResCare, Inc. 7.75% 10/15/13	3,410	3,359
Rural/Metro Corp.:
0% 3/15/16 (f)	4,830	3,526
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Rural/Metro Corp.: - continued
9.875% 3/15/15	$ 8,730	$ 8,337
Skilled Healthcare Group, Inc. 11% 1/15/14	7,855	8,405
Sun Healthcare Group, Inc. 9.125% 4/15/15	7,630	7,630
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (i)	9,350	8,509
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	6,460	6,718
Tenet Healthcare Corp.:
6.5% 6/1/12	2,005	1,764
7.375% 2/1/13	15,600	13,689
9.25% 2/1/15	8,000	7,320
United Surgical Partners International, Inc.:
8.875% 5/1/17	8,285	7,995
9.25% 5/1/17 pay-in-kind	5,950	5,682
US Oncology Holdings, Inc. 10.7594% 3/15/12 pay-in-kind (n)	7,670	6,384
Viant Holdings, Inc. 10.125% 7/15/17 (i)	374	344
		191,216
Pharmaceuticals - 0.0%
AstraZeneca PLC 6.45% 9/15/37	1,853	2,006
TOTAL HEALTH CARE		219,132
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (i)	10,420	10,212
7.45% 5/1/34 (i)	2,340	2,317
8% 11/15/14 (i)	8,765	9,072
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,572
7.625% 2/1/18	1,830	1,793
Orbimage Holdings, Inc. 14.88% 7/1/12 (n)	2,180	2,354
TransDigm, Inc. 7.75% 7/15/14	2,350	2,350
		31,670
Airlines - 0.1%
AMR Corp. 10.2% 3/15/20	3,445	3,290
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. 7.339% 4/19/14	$ 2,050	$ 1,907
Continental Airlines, Inc. pass thru trust certificates:
8.388% 5/1/22	101	100
9.798% 4/1/21	6,707	7,042
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	27,035	1,757
8.3% 12/15/29 (a)	15,711	1,021
10.375% 2/1/11 (a)	8,640	540
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	4,430	4,496
7.779% 1/2/12	2,112	2,075
Northwest Airlines, Inc. pass thru trust certificates 8.028% 11/1/17	1,480	1,465
		23,693
Building Products - 0.0%
Masonite International Corp. 11% 4/6/15	6,000	4,920
Commercial Services & Supplies - 0.1%
Allied Security Escrow Corp. 11.375% 7/15/11	2,515	2,238
ARAMARK Corp. 8.4113% 2/1/15 (n)	1,770	1,717
Browning-Ferris Industries, Inc. 9.25% 5/1/21	1,350	1,364
FTI Consulting, Inc.:
7.625% 6/15/13	920	938
7.75% 10/1/16	1,800	1,863
Interface, Inc. 9.5% 2/1/14	1,525	1,571
Mac-Gray Corp. 7.625% 8/15/15	5,400	5,346
West Corp. 9.5% 10/15/14	9,915	9,717
		24,754
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12	1,560	1,482
General Cable Corp.:
7.125% 4/1/17	1,020	1,002
7.6056% 4/1/15 (n)	2,680	2,680
Sensus Metering Systems, Inc. 8.625% 12/15/13	11,608	11,144
		16,308
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12 (i)	3,245	3,347
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - continued
Covidien International Finance SA: - continued
6.55% 10/15/37 (i)	$ 3,560	$ 3,724
General Electric Co. 5.25% 12/6/17	18,535	18,364
		25,435
Machinery - 0.0%
Columbus McKinnon Corp. 8.875% 11/1/13	590	608
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	1,609
		2,217
Marine - 0.1%
Britannia Bulk PLC 11% 12/1/11	7,450	7,748
Navios Maritime Holdings, Inc. 9.5% 12/15/14	6,000	6,150
		13,898
Road & Rail - 0.1%
Kansas City Southern de Mexico, SA de CV 7.625% 12/1/13	2,390	2,342
Kansas City Southern Railway Co.:
7.5% 6/15/09	8,005	8,005
9.5% 10/1/08	460	469
TFM SA de CV 9.375% 5/1/12	4,220	4,410
		15,226
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 10.25% 7/15/15 (i)	9,330	8,864
TOTAL INDUSTRIALS		166,985
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 6.45% 3/15/29	10,900	8,720
Nortel Networks Corp.:
9.4925% 7/15/11 (i)(n)	8,000	7,760
10.125% 7/15/13 (i)	7,880	8,018
		24,498
Electronic Equipment & Instruments - 0.1%
Itron, Inc. 7.75% 5/15/12	860	847
NXP BV 7.875% 10/15/14	8,000	7,720
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Texas Competitive Electric Holdings Co. LLC 10.25% 11/1/15 (i)	$ 12,880	$ 12,172
Tyco Electronics Group SA 7.125% 10/1/37 (i)	1,952	2,056
		22,795
IT Services - 0.3%
Ceridian Corp. 11.25% 11/15/15 (i)	6,930	6,480
First Data Corp. 9.875% 9/24/15 (i)	11,500	10,724
Iron Mountain, Inc.:
6.625% 1/1/16	7,000	6,545
7.75% 1/15/15	20,930	20,825
8.25% 7/1/11	815	807
8.625% 4/1/13	370	373
8.75% 7/15/18	2,345	2,439
SunGard Data Systems, Inc.:
4.875% 1/15/14	12,355	10,687
9.125% 8/15/13	10,630	10,869
10.25% 8/15/15	10,170	10,501
		80,250
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology, Inc.:
7.125% 3/15/11	4,000	3,860
9.25% 6/1/16	8,795	8,839
Avago Technologies Finance Ltd.:
11.08% 6/1/13 (n)	6,000	6,090
11.875% 12/1/15	9,000	9,698
Freescale Semiconductor, Inc.:
8.875% 12/15/14	6,770	6,211
9.125% 12/15/14 pay-in-kind	34,285	30,085
10.125% 12/15/16	23,440	20,393
		85,176
Software - 0.1%
Activant Solutions, Inc. 9.5% 5/1/16	1,590	1,352
Open Solutions, Inc. 9.75% 2/1/15 (i)	1,300	1,203
SS&C Technologies, Inc. 11.75% 12/1/13	9,570	10,336
		12,891
TOTAL INFORMATION TECHNOLOGY		225,610
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.4%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	$ 6,675	$ 7,298
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	2,375	2,488
Georgia Gulf Corp.:
9.5% 10/15/14	3,440	2,700
10.75% 10/15/16	3,745	2,622
Koppers, Inc. 9.875% 10/15/13	722	769
Lyondell Chemical Co. 8.25% 9/15/16	5,650	6,554
MacDermid, Inc. 9.5% 4/15/17 (i)	740	685
		23,116
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10	840	823
Crown Americas LLC/Crown Americas Capital Corp.:
7.625% 11/15/13	4,000	4,060
7.75% 11/15/15	4,000	4,070
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	2,750	2,681
Owens-Brockway Glass Container, Inc. 6.75% 12/1/14	2,390	2,342
Owens-Illinois, Inc.:
7.5% 5/15/10	770	774
7.8% 5/15/18	350	347
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17	5,605	5,353
		20,450
Metals & Mining - 0.2%
Aleris International, Inc. 9% 12/15/14	4,080	3,509
FMG Finance Property Ltd. 10.625% 9/1/16 (i)	7,000	8,050
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	17,990	19,339
Noranda Aluminium Holding Corp. 10.4875% 11/15/14 pay-in-kind (i)(n)	3,500	2,905
RathGibson, Inc. 11.25% 2/15/14	4,385	3,990
Ryerson Tull, Inc. 12% 11/1/15 (i)	2,130	2,071
Tube City IMS Corp. 9.75% 2/1/15	560	521
United States Steel Corp. 6.65% 6/1/37	4,975	4,654
		45,039
TOTAL MATERIALS		88,605
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 6.8% 5/15/36	$ 13,429	$ 14,675
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,845	2,175
BellSouth Corp. 6.55% 6/15/34	4,075	4,255
British Telecommunications PLC 9.125% 12/15/30	3,080	4,126
Broadview Networks Holdings, Inc. 11.375% 9/1/12	6,610	6,941
Intelsat Ltd.:
9.25% 6/15/16	9,000	9,101
11.25% 6/15/16	7,145	7,395
Level 3 Financing, Inc.:
8.75% 2/15/17	5,730	4,713
9.25% 11/1/14	11,945	10,631
12.25% 3/15/13	8,360	8,151
Qwest Corp.:
7.5% 10/1/14	7,000	7,070
7.625% 6/15/15	10,930	10,985
8.875% 3/15/12	16,520	17,738
Sprint Capital Corp.:
6.875% 11/15/28	10,240	9,548
8.75% 3/15/32	2,240	2,434
Telecom Italia Capital SA 7.2% 7/18/36	3,975	4,302
Telefonica Emisiones SAU 7.045% 6/20/36	8,220	9,134
U.S. West Communications:
6.875% 9/15/33	8,020	7,298
7.2% 11/10/26	845	786
7.25% 9/15/25	840	809
Verizon Communications, Inc. 6.25% 4/1/37	3,729	3,916
Verizon Global Funding Corp. 7.75% 12/1/30	4,320	5,130
Windstream Corp. 8.625% 8/1/16	5,380	5,555
		156,868
Wireless Telecommunication Services - 0.1%
Digicel Group Ltd.:
8.875% 1/15/15 (i)	7,420	6,687
9.125% 1/15/15 pay-in-kind (i)	6,269	5,650
9.25% 9/1/12 (i)	4,120	4,161
Orascom Telecom Finance SCA 7.875% 2/8/14 (i)	1,510	1,397
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rural Cellular Corp.:
8.25% 3/15/12	$ 2,590	$ 2,694
8.6213% 6/1/13 (i)(n)	4,500	4,590
		25,179
TOTAL TELECOMMUNICATION SERVICES		182,047
UTILITIES - 0.7%
Electric Utilities - 0.4%
Appalachian Power Co. 6.375% 4/1/36	6,000	5,974
Enel Finance International SA 6.8% 9/15/37 (i)	10,928	11,418
Energy Future Holdings:
10.875% 11/1/17 (i)	26,170	25,712
11.25% 11/1/17 pay-in-kind (i)	10,710	10,549
Intergen NV 9% 6/30/17 (i)	19,645	20,627
Mirant Americas Generation LLC:
8.3% 5/1/11	6,000	5,970
9.125% 5/1/31	5,075	4,771
Nevada Power Co. 6.5% 5/15/18	5,100	5,266
Pacific Gas & Electric Co. 5.8% 3/1/37	3,230	3,086
Reliant Energy, Inc.:
6.75% 12/15/14	9,645	9,597
7.875% 6/15/17	10,400	9,984
Tampa Electric Co. 6.15% 5/15/37	3,871	3,877
		116,831
Gas Utilities - 0.0%
NiSource Finance Corp. 5.45% 9/15/20	1,915	1,812
Independent Power Producers & Energy Traders - 0.2%
AES Corp.:
7.75% 10/15/15 (i)	4,660	4,625
8% 10/15/17 (i)	9,340	9,293
9.375% 9/15/10	5,451	5,703
9.5% 6/1/09	1,357	1,382
Enron Corp.:
6.4% 7/15/06 (e)	3,600	657
6.625% 11/15/05 (e)	2,155	393
6.75% 9/1/04 (e)	1,425	264
9.125% 4/1/03 (e)	4,315	787
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Mirant North America LLC 7.375% 12/31/13	$ 8,640	$ 8,694
NRG Energy, Inc.:
7.25% 2/1/14	4,530	4,439
7.375% 2/1/16	9,560	9,369
7.375% 1/15/17	3,000	2,933
		48,539
Multi-Utilities - 0.1%
Dominion Resources, Inc. 6.3% 9/30/66 (n)	9,860	9,723
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	6,515	6,771
		16,494
TOTAL UTILITIES		183,676
TOTAL NONCONVERTIBLE BONDS		2,074,757
TOTAL CORPORATE BONDS (Cost $2,212,612)		2,168,943
U.S. Government and Government Agency Obligations - 7.3%

U.S. Government Agency Obligations - 2.1%
Fannie Mae:
4.375% 7/17/13	20,070	20,258
4.625% 10/15/13 (g)	30,000	30,726
4.75% 12/15/10 (g)	60,000	61,751
5.5% 3/15/11	18,100	19,062
6.125% 3/15/12	1,502	1,629
6.625% 9/15/09	27,133	28,479
Freddie Mac:
4.5% 1/15/14	5,885	5,983
4.75% 3/5/09	25,396	25,653
4.875% 11/15/13 (g)	17,515	18,164
5.25% 7/18/11 (g)	53,350	55,946
5.625% 3/15/11	187,620	198,422
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.75% 1/15/12	$ 60,000	$ 64,116
Tennessee Valley Authority 5.375% 4/1/56	5,573	5,838
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		536,027
U.S. Treasury Inflation Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/27	34,114	36,582
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/15 (l)	32,753	33,000
2% 1/15/14 (g)(l)	169,238	175,166
2.375% 4/15/11	41,560	43,353
2.5% 7/15/16 (g)	139,358	149,760
2.625% 7/15/17	45,264	49,292
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		487,153
U.S. Treasury Obligations - 3.3%
U.S. Treasury Bonds:
4.5% 2/15/36 (l)	40,000	40,556
5% 5/15/37	8,740	9,598
6.125% 8/15/29 (g)	44,540	54,955
U.S. Treasury Notes:
3.5% 2/15/10 (l)	6,806	6,869
3.875% 10/31/12 (j)	344,244	351,252
4.25% 9/30/12 (g)	38,280	39,671
4.25% 11/15/14 (l)	14,850	15,315
4.5% 5/15/17 (g)	61,465	63,991
4.625% 7/31/12	20,000	21,019
5.125% 5/15/16 (g)(l)	208,243	225,944
6% 8/15/09 (l)	22,835	23,932
TOTAL U.S. TREASURY OBLIGATIONS		853,102
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,803,273)		1,876,282
U.S. Government Agency - Mortgage Securities - 1.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 0.9%
5.5% 4/1/36 to 1/1/37 (k)	$ 49,893	$ 50,036
5.656% 7/1/37 (n)	1,846	1,871
6% 6/1/30 to 10/1/37	67,607	68,881
6% 12/1/37 (j)	30,000	30,487
6% 12/1/37 (j)	46,000	46,747
6.042% 4/1/36 (n)	1,316	1,343
6.159% 4/1/36 (n)	3,199	3,266
6.236% 6/1/36 (n)	489	496
6.319% 4/1/36 (n)	1,188	1,215
6.5% 8/1/30 to 3/1/33	18,090	18,637
TOTAL FANNIE MAE		222,979
Freddie Mac - 0.2%
5.76% 10/1/35 (n)	877	887
5.85% 6/1/36 (n)	1,515	1,538
6.046% 6/1/36 (n)	1,515	1,540
6.051% 7/1/37 (n)	7,685	7,805
6.081% 4/1/36 (n)	2,369	2,409
6.105% 6/1/36 (n)	1,362	1,388
6.5% 11/1/33 to 1/1/36	26,039	26,946
TOTAL FREDDIE MAC		42,513
Government National Mortgage Association - 0.0%
6.5% 3/15/34	9,685	10,272
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $272,745)		275,764
Asset-Backed Securities - 0.1%

Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 5.0888% 7/25/36 (n)	3,500	1,848
Series 2006-NC4 Class M1, 5.0888% 10/25/36 (n)	2,570	1,378
Citigroup Mortgage Loan Trust Series 2006-WF2 Class A2B, 5.735% 5/25/36	3,390	3,374
JP Morgan Mortgage Acquisition Corp. Series 2006-NC2 Class M2, 5.0888% 7/25/36 (n)	2,355	1,107
Long Beach Mortgage Loan Trust:
Series 2006-2 Class 2A2, 4.9188% 3/25/36 (n)	6,995	6,871
Series 2006-4 Class 2A2, 4.8888% 5/25/36 (n)	1,490	1,456
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust Series 2006-WMC3 Class A2, 4.8388% 8/25/36 (n)	$ 1,585	$ 1,527
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.9806% 6/30/12 (i)(n)	3,365	3,344
Morgan Stanley ABS Capital I Trust Series 2007-HE2 Class M1, 5.0388% 1/25/37 (n)	3,030	1,473
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 4.8388% 11/25/36 (n)	778	759
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (n)	1,598	1,585
Novastar Mtg Funding Trust 2006 5 Series 2006-5 Class A2A, 4.8588% 11/25/36 (n)	950	923
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 4.8588% 9/25/36 (n)	4,560	4,428
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 4.8688% 8/25/36 (n)	2,098	2,028
Series 2006-WM4 Class A2A, 4.8688% 11/25/36 (n)	1,169	1,132
Series 2007-NC1 Class A2A, 4.8388% 12/25/36 (n)	1,332	1,291
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	1,922	1,913
TOTAL ASSET-BACKED SECURITIES (Cost $41,415)		36,437
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (n)(p)	49,040	4,978
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2006-78 Class CD, 4.5% 10/25/18	22,139	22,001
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,014)		26,979
Commercial Mortgage Securities - 0.0%
	Principal Amount (000s)	Value (000s)
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 4.5659% 8/1/24 (i)(n)	$ 595	$ 553
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.0028% 4/29/39 (i)(n)	917	931
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	10,127	10,020
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6775% 12/10/41 (n)(p)	5,106	91
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0664% 4/25/21 (i)(n)	175	158
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $11,622)		11,753
Floating Rate Loans - 2.0%

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.2%
AM General LLC term loan 10.49% 4/17/12 (n)	19,000	17,480
Ford Motor Co. term loan 8.7% 12/15/13 (n)	35,780	33,365
		50,845
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 11.6775% 3/1/12 (n)	6,250	5,875
Thomson Learning, Inc. term loan 7.95% 7/5/14 (n)	27,000	25,380
		31,255
Hotels, Restaurants & Leisure - 0.2%
Fantasy Springs Resort Casino term loan 10.19% 8/6/12 (n)	7,650	7,593
Intrawest Resorts term loan 8.1287% 4/24/08 (n)	27,206	27,002
PITG Gaming Investor Holdings LLC term loan 10.7675% 5/15/08 (n)	6,570	6,373
Six Flags, Inc. Tranche B, term loan 7.2495% 4/30/15 (n)	1,067	985
Southwest Sports Group, Inc. Tranche B, term loan 7.75% 12/22/10 (n)	7,000	6,720
Tropicana Entertainment term loan 7.4481% 7/3/08 (n)	460	451
		49,124
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.99% 3/6/14 (n)	5,000	4,663
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc. Tranche B, term loan 6.415% 3/31/13 (n)	$ 7,772	$ 7,354
Discovery Communications, Inc. term loan 7.1981% 5/14/14 (n)	1,546	1,500
Hicks Sports Group LLC Tranche 2LN, term loan 10.75% 12/22/11 (n)	11,000	10,670
Lamar Media Corp. Tranche F, term loan 6.375% 3/31/14 (n)	360	354
PanAmSat Corp. Tranche B2, term loan 6.7063% 1/3/14 (n)	7,980	7,820
Riverdeep Interactive Learning USA, Inc. term loan:
7.9481% 12/20/13 (n)	903	899
11.9375% 12/21/07 (n)	396	392
The Reader's Digest Association, Inc. term loan 7.5436% 3/2/14 (n)	796	728
Tribune Co. term loan 7.7438% 5/17/09 (n)	3,248	3,167
		37,547
Multiline Retail - 0.1%
Dollar General Corp. Tranche B2, term loan 7.9267% 7/6/14 (n)	16,000	14,400
Specialty Retail - 0.1%
Claire's Stores, Inc. term loan 7.9481% 5/29/14 (n)	9,556	8,409
GNC Corp. term loan 7.48% 9/16/13 (n)	796	732
Toys 'R' US, Inc. term loan 7.7525% 12/9/08 (n)	18,725	18,210
		27,351
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 7.5681% 4/4/14 (n)	4,290	3,877
TOTAL CONSUMER DISCRETIONARY		214,399
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 6.4566% 6/4/14 (n)	4,000	3,760
Household Products - 0.0%
KIK Custom Products, Inc. Tranche 2LN, term loan 10.2025% 11/30/14 (n)	12,000	8,640
TOTAL CONSUMER STAPLES		12,400
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Express Energy Services LLC term loan 8.6981% 2/23/13 (n)	$ 9,952	$ 9,703
Oil, Gas & Consumable Fuels - 0.1%
Antero Resources Corp. Tranche 2LN, term loan 9.7% 4/12/14 (n)	11,000	10,643
Coffeyville Resources LLC:
Credit-Linked Deposit 8.5806% 12/28/10 (n)	786	763
Tranche D, term loan 8.5275% 12/28/13 (n)	2,565	2,488
SandRidge Energy, Inc. term loan 8.625% 4/1/15 (n)	6,610	6,585
Venoco, Inc. Tranche 2LN, term loan 8.9375% 5/7/14 (n)	610	595
		21,074
TOTAL ENERGY		30,777
FINANCIALS - 0.2%
Consumer Finance - 0.2%
DaimlerChrysler Financial Services:
Tranche 1LN, term loan 8.9% 8/3/12 (n)	1,860	1,814
Tranche 2LN, term loan 11.4% 8/3/13 (n)	41,450	38,756
		40,570
Diversified Financial Services - 0.0%
LandSource Communities Development LLC Tranche 2LN, term loan 9.515% 2/27/14 (n)	1,120	728
MGM Holdings II, Inc. Tranche B, term loan 8.4481% 4/8/12 (n)	2,541	2,363
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 9.4481% 12/15/14 (n)	10,000	9,400
		12,491
TOTAL FINANCIALS		53,061
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Fenwal, Inc. Tranche 2LN, term loan 10.3313% 8/28/14 (n)	9,000	8,325
Health Care Providers & Services - 0.3%
Concentra Operating Corp. Tranche 2LN, term loan 10.6981% 6/25/15 (n)	15,000	13,950
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Genoa Healthcare Group LLC Tranche 2, term loan 13.4531% 2/4/13 (n)	$ 2,500	$ 2,450
Golden Gate National Senior Care LLC Tranche 2, term loan 12.5588% 9/14/11 (n)	13,000	12,805
HCA, Inc. Tranche B, term loan 7.4481% 11/17/13 (n)	19,850	18,982
HealthSouth Corp. term loan 7.171% 3/10/13 (n)	6,376	6,057
Manor Care, Inc. term loan 9.0% 11/7/14 (n)	3,400	3,273
Renal Advantage, Inc. Tranche B, term loan 8.0998% 9/30/12 (n)	226	214
Rural/Metro Corp.:
Credit-Linked Deposit 6.91% 3/4/11 (n)	2,285	2,239
term loan 7.0761% 3/4/11 (n)	4,215	4,131
Sheridan Healthcare, Inc. Tranche 2LN, term loan 10.9738% 6/15/15 (n)	12,500	11,625
		75,726
Pharmaceuticals - 0.1%
Graceway Pharmaceuticals LLC Tranche B 2LN, term loan 11.6981% 5/3/13 (n)	15,000	13,200
TOTAL HEALTH CARE		97,251
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 12.2438% 2/21/14 (n)	210	205
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 10.2% 5/11/15 pay-in-kind (n)	110	105
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 10.95% 3/28/14 (n)	80	79
		389
Airlines - 0.0%
Delta Air Lines, Inc. Tranche 2LN, term loan 8.0819% 4/30/14 (n)	878	825
Commercial Services & Supplies - 0.0%
AlixPartners LLP Tranche B, term loan 7.25% 10/12/13 (n)	1,528	1,486
ARAMARK Corp.:
term loan 7.1981% 1/26/14 (n)	2,968	2,820
7.1981% 1/26/14 (n)	212	202
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Big Dumpster Merger Sub, Inc. (Wastequip, Inc.) Tranche B, term loan 7.4481% 2/5/13 (n)	$ 421	$ 400
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.1% 2/7/15 (n)	985	916
		5,824
Machinery - 0.1%
Dresser, Inc. Tranche 2LN, term loan 11.1288% 5/4/15 pay-in-kind (n)	5,990	5,720
Navistar International Corp.:
term loan 8.2338% 1/19/12 (n)	352	336
Credit-Linked Deposit 8.2793% 1/19/12 (n)	128	122
		6,178
TOTAL INDUSTRIALS		13,216
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
IPC Systems, Inc. Tranche 2LN, term loan 10.4481% 5/31/15 (n)	6,000	4,920
SafeNet, Inc. Tranche 2LN, term loan 11.2475% 4/12/15 (n)	7,500	6,863
		11,783
Electronic Equipment & Instruments - 0.1%
Texas Competitive Electric Holdings Co. LLC:
Tranche B2, term loan 8.3963% 10/10/14 (n)	11,605	11,373
Tranche B3, term loan 8.3963% 10/10/14 (n)	4,975	4,882
		16,255
IT Services - 0.0%
SunGard Data Systems, Inc. term loan 6.8975% 2/28/14 (n)	427	412
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 10.9481% 6/11/15 (n)	16,050	14,927
Serena Software, Inc. term loan 7.175% 3/10/13 (n)	311	300
SS&C Technologies, Inc. term loan 7.2% 11/23/12 (n)	493	476
		15,703
TOTAL INFORMATION TECHNOLOGY		44,153
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat Bermuda Ltd. term loan 7.2063% 1/12/14 (n)	$ 2,830	$ 2,766
Intelsat Ltd. Tranche B, term loan 6.7063% 7/3/13 (n)	21,161	20,790
Paetec Communications, Inc. Tranche B, term loan 7.3219% 2/28/13 (n)	457	448
Wind Telecomunicazioni SpA term loan 12.4488% 12/12/11 pay-in-kind (n)	8,205	8,019
		32,023
Wireless Telecommunication Services - 0.0%
Leap Wireless International, Inc. Tranche B, term loan 7.4481% 6/16/13 (n)	3,780	3,695
TOTAL TELECOMMUNICATION SERVICES		35,718
UTILITIES - 0.1%
Electric Utilities - 0.0%
Bicent Power LLC Tranche 2LN, term loan 9.25% 12/31/14 (n)	810	745
Energy Investors Funds term loan 6.9635% 4/11/14 (n)	509	482
LS Power Acquisition Corp. Tranche 2LN, term loan 8.94% 11/1/14 (n)	310	304
		1,531
Independent Power Producers & Energy Traders - 0.1%
Boston Generating LLC:
Credit-Linked Deposit 7.4481% 12/20/13 (n)	322	310
Tranche 1LN, revolver loan 7.4481% 12/20/13 (n)	90	87
Tranche 2LN, term loan 9.4481% 6/20/14 (n)	310	313
Tranche B 1LN, term loan 7.4481% 12/20/13 (n)	1,446	1,389
Nebraska Energy, Inc. Tranche 2LN, term loan 9.75% 5/1/14 (n)	11,280	10,152
		12,251
TOTAL UTILITIES		13,782
TOTAL FLOATING RATE LOANS (Cost $543,491)		514,757
Fixed-Income Funds - 16.4%
	Shares	Value (000s)
Fidelity 1-3 Year Duration Securitized Bond Central Fund (o)	3,874,007	$ 359,314
Fidelity 2-5 Year Duration Securitized Bond Central Fund (o)	4,020,349	391,904
Fidelity Corporate Bond 1-10 Year Central Fund (o)	13,902,060	1,388,260
Fidelity Mortgage Backed Securities Central Fund (o)	15,823,018	1,568,852
Fidelity Ultra-Short Central Fund (o)	5,562,095	497,251
TOTAL FIXED-INCOME FUNDS (Cost $4,327,848)		4,205,581
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 4.73% (b)	918,277,120	918,277
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(d)	75,702,505	75,703
TOTAL MONEY MARKET FUNDS (Cost $993,980)		993,980
Cash Equivalents - 3.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
3.47%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Treasury Obligations) #	$ 2,458	2,457
4.65%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Government Obligations) # (c)	883,001	882,659
TOTAL CASH EQUIVALENTS (Cost $885,116)		885,116
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $23,588,955)		27,187,982
NET OTHER ASSETS - (6.1)%		(1,556,945)
NET ASSETS - 100%		$ 25,631,037
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	$ 2,100	$ 1
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	4,600	(1,192)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (m)	Sept. 2037	2,500	(1,375)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional (m)	Sept. 2037	13,300	(7,315)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (m)	Sept. 2037	10,900	(5,995)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (m)	Sept. 2037	4,500	(2,475)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (m)	Sept. 2037	16,500	(9,075)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (m)

	Sept. 2037	$ 10,900	$ (5,995)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (m)	Sept. 2037	10,600	(5,830)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (m)	Sept. 2037	9,100	(5,005)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon credit event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	8,500	(7,331)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	4,600	(3,813)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	4,200	(1,209)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon credit event of Morgan Stanley ABS Capital I, Inc. Trust, par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	5,304	(4,562)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35

	August 2035	$ 2,700	$ (1,240)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	4,600	(3,798)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36	Sept. 2036	4,600	(3,892)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	2,700	(2,210)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	2,700	(1,780)
TOTAL CREDIT DEFAULT SWAPS		124,904	(74,091)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	58,025	1,916
Receive semi-annually a fixed rate equal to 4.945% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	March 2012	120,000	3,622
Receive semi-annually a fixed rate equal to 4.947% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2012	100,000	3,001
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.15% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Jan. 2012	$ 100,000	$ 5,267
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	50,000	4,019
Receive semi-annually a fixed rate equal to 5.53% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	July 2007	70,000	5,050
Receive semi-annually a fixed rate equal to 5.61% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2012	95,500	7,061
TOTAL INTEREST RATE SWAPS		593,525	29,936
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	May 2008	33,300	19
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	May 2008	32,900	166
TOTAL TOTAL RETURN SWAPS		66,200	185
		$ 784,629	$ (43,970)
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Issuer is in default.
(f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.
(h) Affiliated company

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $501,739,000 or 2.0% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $53,523,000.
(m) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(n) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beijing Med-Pharm Corp. warrants 8/21/12	8/17/07	$ 7
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,457,000 due 12/03/07 at 3.47%
Banc of America Securities LLC	$ 259
Barclays Capital, Inc.	1,076
ING Financial Markets LLC	374
Lehman Brothers, Inc.	748
$ 2,457
$882,659,000 due 12/03/07 at 4.65%
Banc of America Securities LLC	$ 502,899
Barclays Capital, Inc.	379,760
$ 882,659
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 4,808
Fidelity 2-5 Year Duration Securitized Bond Central Fund	5,312
Fidelity Cash Central Fund	5,501
Fidelity Corporate Bond 1-10 Year Central Fund	18,721
Fidelity Mortgage Backed Securities Central Fund	22,581
Fidelity Securities Lending Cash Central Fund	329
Fidelity Ultra-Short Central Fund	8,452
Total	$ 65,704
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 364,865	$ 4,808	$ -	$ 359,314	13.6%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	387,841	5,312	-	391,904	10.5%
Fidelity Corporate Bond 1-10 Year Central Fund	1,297,361	78,739	-	1,388,260	17.2%
Fidelity Mortgage Backed Securities Central Fund	1,681,620	22,581	149,378	1,568,852	17.3%
Fidelity Ultra-Short Central Fund	599,599	-	69,626	497,251	4.9%
Total	$ 4,331,286	$ 111,440	$ 219,004	$ 4,205,581
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ULURU, Inc.	$ -	$ 15,552	$ -	$ -	$ 12,811
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $23,619,254,000. Net unrealized appreciation aggregated $3,568,728,000, of which $4,322,545,000 related to appreciated investment securities and $753,817,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 29, 2008